      As filed with the Securities and Exchange Commission on June 2, 1999



                           Securities Act of 1933 Registration No. 333-73433 Investment Company Act of 1940 File No. 811-09247
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                      Pre-Effective Amendment No. 1                         [x]


                       Post-Effective Amendment No.                         [ ]
                                                   ---

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                              Amendment No. 1                               [X]
                                           ---



                              --------------------

                    STATE STREET RESEARCH INSTITUTIONAL FUNDS
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             One Financial Center, Boston, Massachusetts    02111
             --------------------------------------------------------
             (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
             --------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
              One International Place, Boston, Massachusetts 02111

     Approximate date of commencement of proposed sale to the public: As soon as practicable after the effective date of this Registration Statement.

     Title of Securities Being Registered: Shares of Beneficial Interest of the State Street Research Institutional Funds.

                                -----------------

     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          STATE STREET RESEARCH
                           INSTITUTIONAL FUNDS



     CORE FIXED INCOME FUND                    CORE LARGE CAP GROWTH FUND

      A BOND FUND FOCUSING                  A STOCK FUND SEEKING COMPETITIVE
     ON U.S. INVESTMENT GRADE                 TOTAL RETURNS RELATIVE TO THE
    FIXED-INCOME SECURITIES.                 STANDARD & POOR'S 500 COMPOSITE
                                                      STOCK INDEX

   CORE PLUS FIXED INCOME FUND                   LARGE CAP GROWTH FUND

A BOND FUND INVESTING IN INVESTMENT       A STOCK FUND SEEKING COMPETITIVE
  GRADE FIXED-INCOME SECURITIES           AND TOTAL RETURNS RELATIVE TO THE
USING AN OPPORTUNISTIC APPROACH TO            RUSSELL 1000 GROWTH INDEX
HIGH YIELD AND FOREIGN SECURITIES.



      MANAGED BY STATE STREET RESEARCH & MANAGEMENT COMPANY


                           PROSPECTUS
                          July 1, 1999



THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            Contents

THE FUNDS.......................................................1
     OBJECTIVES AND PRINCIPAL STRATEGIES........................1
               Fixed Income Funds...............................1
               Equity Funds.....................................3
     PRINCIPAL RISKS............................................4
               Fixed Income Funds...............................4
               Equity Funds.....................................5
     INVESTOR EXPENSES..........................................5
     INVESTMENT MANAGER........................................10

CLASSES OF SHARES..............................................10
     Share Classes.............................................10
     Eligibility for Classes -- New Investors..................11
     Eligibility and Conversion Between Classes --
      Existing Shareholders....................................11

BUYING, EXCHANGING AND SELLING SHARES..........................12
     General Information.......................................12
     Opening an Account........................................12
     Buying Shares.............................................13
               Cash Purchase Option............................13
               In-Kind Purchase Option.........................14
     Exchanging Shares.........................................14
     Selling Shares............................................14
               Methods for Selling Shares......................15
               Payment Options.................................15
               In-Kind Redemption of Shares....................15
               Other Information on Selling Shares.............15

DISTRIBUTIONS..................................................16

VALUATION AND OTHER POLICIES...................................17

TAX CONSIDERATIONS.............................................18

OTHER SECURITIES AND RISKS.....................................19

                            THE FUNDS

     This prospectus describes four State Street Research Institutional Funds (the "Funds") that are available to institutional investors and private clients. The Funds' Objectives and Principal Strategies are described below, followed by a discussion of the Principal Risks of investing in the Funds.

      Additional information about other Fund investment strategies, securities and risks begins on page 19.

               OBJECTIVES AND PRINCIPAL STRATEGIES


FIXED INCOME FUNDS

STATE STREET RESEARCH CORE FIXED INCOME FUND

     OBJECTIVE. The State Street Research Core Fixed Income Fund (the "Core Fixed Fund") seeks competitive total returns primarily from investing in fixed income securities.

     BENCHMARK. The investment manager measures the performance of the Core Fixed Fund by comparing its total return to the Lehman Brothers Aggregate Bond Index and to the performance of other investment managers on similar accounts.


     PRINCIPAL STRATEGIES. In constructing the Core Fixed Fund's portfolio, the investment manager seeks a combination of yield and potential for price appreciation. In order to manage the price sensitivity of the overall portfolio to changes in interest rates, the investment manager establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. The investment manager also allocates the Fund's investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. The investment manager also decides how the Fund's portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall portfolio, the investment manager relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities.


     The Core Fixed Fund invests primarily in securities rated, at the time of purchase, investment grade by at least one nationally recognized rating agency or considered to be of comparable quality by the investment manager ("investment grade securities"). Currently, such securities are those rated within or above the Standard & Poor's BBB- or the Moody's Baa3 rating categories, or within comparable categories of other rating agencies.


     The Core Fixed Fund's investment grade securities may include debt securities issued by the U.S. Treasury or any U.S. government agency, mortgage and asset-backed securities (including Collateralized Mortgage Obligations ("CMOs")), U.S. dollar-denominated debt securities of foreign issuers, corporate debt and cash equivalents. Additionally, the Core Fixed Fund also may use futures, options, swaps and other derivatives for hedging purposes and for portfolio duration or yield curve management. Additionally, the Core Fixed Fund may invest in Rule 144A and other unregistered securities.

     The investment manager monitors and adjusts the Core Fixed Fund's investments to maintain a weighted average asset quality of A or higher, and a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index. Securities downgraded below investment grade will be sold within one year of such downgrade or as the investment manager believes market conditions reasonably permit.

STATE STREET RESEARCH CORE PLUS FIXED INCOME FUND

     OBJECTIVE. The State Street Research Core Plus Fixed Income Fund (the "Core Plus Fund") seeks competitive total returns primarily from investing in fixed income securities.

     BENCHMARK. The investment manager measures the performance of the Core Plus Fund by comparing its total return to the Lehman Brothers Aggregate Bond Index and to the performance of other investment managers on similar accounts.


     PRINCIPAL STRATEGIES. The investment manager follows the same overall management strategy as with the Core Fixed Income Fund, but the Core Plus Fund seeks to outperform the Lehman Brothers Aggregate Bond Index by a somewhat greater margin than the Core Fixed Fund by assuming the additional risks (and additional opportunities for loss) inherent in non-U.S. dollar-denominated, lower quality and emerging market securities.


     The Core Plus Fund may invest in any of the same types of securities and derivative instruments (including for the same purposes) as the Core Fixed Fund. In addition, the Core Plus Fund may invest up to 30% of its total assets (measured at the time of purchase) in total in (i) non-U.S. dollar-denominated securities not exceeding 20% of the Fund's total assets (measured at the time of purchase), (ii) lower quality securities not exceeding 20% of the Fund's total assets (measured at the time of purchase), and (iii) securities of issuers located in developing or emerging market countries not exceeding 10% of its total assets (measured at the time of purchase). (Securities purchased by the Fund within the 10% limit in clause (iii) will not be counted toward the limits in clauses (i) or (ii), but will be counted toward the preceding 30% limit.)



     The Core Plus Fund's lower quality securities may include high yield bonds, convertible bonds, convertible preferred stocks and warrants and other securities attached to high yield bonds or other fixed income securities. Lower quality securities are securities that, at the time of purchase, are not rated investment grade by any nationally recognized rating agency and are not considered to be of investment grade quality by the investment manager. Although the Core Plus Fund does not generally seek to eliminate all foreign currency risk, it may at times use foreign currencies, forward currency contracts and currency-related derivative instruments, including cross-hedging techniques, to hedge some or all of its foreign currency exposure.

     In managing the Fund's portfolio, the investment manager monitors and adjusts the Fund's investments to maintain a weighted average asset quality of BBB or higher, and a duration generally within 1 1/2 years of the Lehman Brothers Aggregate Bond Index.

EQUITY FUNDS

STATE STREET RESEARCH CORE LARGE CAP GROWTH FUND

     OBJECTIVE. The State Street Research Core Large Cap Growth Fund (the "Core Large Cap Growth Fund") seeks to provide long-term growth of capital.

     BENCHMARK. The investment manager measures the performance of the Core Large Cap Growth Fund by comparing its return to the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") and to the performance of other investment managers on similar accounts

     PRINCIPAL STRATEGIES. The Core Large Cap Growth Fund invests primarily in stocks believed by the investment manager to have long-term growth potential. In selecting stocks, the investment manager seeks to identify large capitalization stocks with sustainable above average earnings growth. Generally, the Core Large Cap Growth Fund invests in no more than 60 different stocks, with the investments weighted to reflect the investment manager's highest confidence ideas. The investment manager may also adjust the sector allocations of the portfolio relative to the S&P 500 Index. The investment manager attempts to manage risk by maintaining a moderate predicted tracking error relative to the S&P 500 Index. While the Core Large Cap Growth Fund emphasizes established companies, it may also invest in other sizes or types of companies. Current income is not a significant factor in stock selection.

     For cash management purposes, the Core Large Cap Growth Fund may also invest in U.S. government securities, commercial paper rated A-1 or better by Standard & Poor's or P-1 or better by Moody's, and other cash equivalents.

STATE STREET RESEARCH LARGE CAP GROWTH FUND

     OBJECTIVE. The State Street Research Large Cap Growth Fund (the "Large Cap Growth Fund") seeks to provide long-term growth of capital.

     BENCHMARK. The investment manager measures the performance of the Large Cap Growth Fund by comparing its total return to the Russell 1000 Growth Index and to the performance of other investment managers on similar accounts.

     PRINCIPAL STRATEGIES. The Large Cap Growth Fund invests primarily in the same types of securities as the Core Large Cap Growth Fund. This Fund may be more volatile than the Core Large Cap Growth Fund, however, because a higher percentage of the Large Cap Growth Fund's assets are expected to be invested in stocks of companies listed in the Russell 1000 Growth Index, which tracks growth companies included among the 1,000 largest U.S. companies based on total market capitalization. The Large Cap Growth Fund's more aggressive growth style is also reflected in its greater emphasis on growth sectors, currently including technology and health care, relative to the S&P 500 Index.

                         PRINCIPAL RISKS

     The Funds' shares will change in value, and you could lose money by investing in the Funds. The Funds may not achieve their respective Objectives.

PRINCIPAL RISKS -- FIXED INCOME FUNDS

     Because the Core Fixed Fund and the Core Plus Fund (together, the "Fixed Income Funds") invest primarily in bonds and other fixed income securities, their major risks are those of bond investing, including the tendency of prices to fall when interest rates rise. There is also the risk that bond issuers may default on principal or interest payments. In general, the risks associated with fixed income investing are greater for bonds with longer maturities.


     Lower quality fixed income securities, such as may be held by the Core Plus Fund, generally are considered to be speculative investments and involve greater risks and market price fluctuations than higher quality securities. The prices of most lower quality securities are vulnerable to economic recessions, when it becomes difficult for issuers to generate sufficient cash flow to pay principal and interest. Many lower quality securities are also affected by weak equity markets, when issuers find it hard to improve their financial condition by replacing debt with equity and when investors, such as the Funds, find it hard to sell their lower quality securities at desirable prices. In addition, the value of a lower quality security will usually fall substantially if an issuer defaults or goes bankrupt. Even anticipation of defaults by certain issuers, or the perception of economic or financial weakness, may cause the market for lower quality securities to fall.


     Both U.S. dollar-denominated and non-U.S. dollar-denominated securities of non-U.S. issuers involve additional risks to those presented by securities of U.S. issuers. They are generally more volatile and less liquid than similar U.S. securities, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. For non-U.S. dollar-denominated securities, such as may be held by the Core Plus Fund, changes in currency exchange rates have the potential to reduce or eliminate gains achieved in securities markets or to create net losses. These risks are usually higher for investments in developing and emerging market countries.

     Mortgage-related securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The Funds would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-related securities may fall if they are redeemed later than expected.

     Like mortgage-related securities, other types of asset-backed securities represent interests in pools of assets, for example retail installment loans and revolving credit receivables such as credit card receivables. They are subject to prepayment risks similar to those of mortgage-related securities, and to delays in payment due to unanticipated legal or administrative costs.

     Certain types of derivatives, including some derivatives that may be used by the Fixed Income Funds, can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, whether used for hedging or investment, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund. The Fixed Income Funds' use of derivatives will be consistent with their portfolio credit quality and duration management policies described above.

PRINCIPAL RISKS -- EQUITY FUNDS

     Because the Core Large Cap Growth and Large Cap Growth Funds (together, the "Equity Funds") invest primarily in stocks, their major risks are those of stock investing, including sudden, unpredictable drops in value and the potential for periods of lackluster performance. In addition, growth stocks are generally more volatile than many other types of equity investments, such as value stocks and general stock indices, because more of their present market value is derived from future earnings expectations. At times when it appears these expectations may not be met, growth stock prices typically fall.

     There are particular risks associated with investing in companies of a given size. Larger, more established companies may be less able to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Smaller companies may be particularly sensitive to adverse market and other developments, since they often have limited product lines or resources compared to their larger competitors, and may depend on a small or less experienced management group. Stocks of these companies may be thinly traded and the companies may be less able to withstand short-term or long-term adverse economic conditions than larger companies.

     Because of these and other risks, the Equity Funds may under-perform certain other stock funds (those emphasizing value stocks, for example) during periods when growth stocks are out of favor. The success of each Fund's investment strategy relative to its benchmark depends largely on the investment manager's skill in assessing the potential of the stocks the Fund buys.

                        INVESTOR EXPENSES

     The information in the following expense tables describes the expenses that will be incurred by investors in the Funds. Investors should keep in mind that the examples are for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

INVESTOR EXPENSES
CORE FIXED INCOME FUND

ANNUAL FUND EXPENSES (deducted from the Fund's assets, and               EXPENSES DEDUCTED FROM FUND ASSETS -- AS A % OF
therefore paid indirectly by all Fund investors)                                       AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*     CLASS II*     CLASS III*     CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                 Management Fee(1)                                         0.40          0.40          0.40          0.40
                 Other Expenses
                      Shareholder Service Fee                              0.30          0.20          0.10          0.05
                      Other(1)                                             0.45          0.45          0.45          0.45
                 Total Other Expenses                                      0.75          0.65          0.55          0.50
                 Total Annual Fund Operating Expenses                      1.15          1.05          0.95          0.90
                 Fee Waiver and Expense Reimbursement                      0.65          0.65          0.65          0.65
                 NET ANNUAL FUND EXPENSES                                  0.50          0.40          0.30          0.25


EXAMPLE                 YEARS HELD                                       EXPENSES DEDUCTED FROM FUND ASSETS -- AS A DOLLAR
                                                                                    AMOUNT ON $10,000 INVESTED
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*      CLASS II*     CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                        1                                                 $51            $41           $31           $26
                        3(2)                                           $301/$160      $269/$128      $238/$97      $222/$80

The Example converts the "Net Annual Fund Expenses" shown in the expense table into dollar amounts, and is designed to allow investors to compare the estimated costs of each Fund with those of other mutual funds. The example illustrates the costs an investor would incur on an initial investment of $10,000 held for the number of years indicated, assuming the investor reinvests all distributions and earns a hypothetical 5% annual return. Investors should keep in mind that the example is for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

(1) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND BEAR OR REIMBURSE CERTAIN OTHER FUND OPERATING EXPENSES SUCH THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.20%, EXCLUDING SHAREHOLDER SERVICE FEES, BROKERAGE COSTS, TAXES AND CERTAIN OTHER EXPENSES THROUGH JUNE 1, 2000 AND THEREAFTER UNTIL THE INVESTMENT MANAGER HAS GIVEN SIX MONTHS NOTICE OF THE TERMINATION OF SUCH AGREEMENT.


(2) THE DOLLAR AMOUNTS APPEARING ON THE LEFT ASSUME THAT THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DISCUSSED IN FOOTNOTE (1) ABOVE ARE NOT EXTENDED BEYOND JUNE 1, 2000. THE DOLLAR AMOUNTS APPEARING ON THE RIGHT ASSUME THE CONTINUATION OF THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DESCRIBED IN FOOTNOTE (1). ALTHOUGH THE FUND EXPECTS THESE ARRANGEMENTS TO CONTINUE THROUGH THE 3 YEAR PERIOD, THERE CAN BE NO ASSURANCES IN THIS REGARD.

*  Class descriptions begin on page 10.

INVESTOR EXPENSES
CORE PLUS FIXED INCOME FUND


ANNUAL FUND EXPENSES (deducted from the Fund's assets, and                EXPENSES DEDUCTED FROM FUND ASSETS -- AS A % OF
therefore paid indirectly by all Fund investors)                                        AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS I*      CLASS II*    CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                 Management Fee(1)                                           0.40         0.40          0.40          0.40
                 Other Expenses
                      Shareholder Service Fee                                0.30         0.20          0.10          0.05
                      Other(1)                                               0.45         0.45          0.45          0.45
                 Total Other Expenses                                        0.75         0.65          0.55          0.50
                 Total Annual Fund Operating Expenses                        1.15         1.05          0.95          0.90
                 Fee Waiver and Expense Reimbursement                        0.65         0.65          0.65          0.65
                 NET ANNUAL FUND EXPENSES                                    0.50         0.40          0.30          0.25


EXAMPLE                 YEARS HELD                                       EXPENSES DEDUCTED FROM FUND ASSETS -- AS A DOLLAR
                                                                                    AMOUNT ON $10,000 INVESTED
------------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS I*      CLASS II*    CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                        1                                                  $51            $41          $31           $26
                        3(2)                                            $301/$160      $269/$128     $238/$97      $222/$80


The Example converts the "Net Annual Fund Expenses" shown in the expense table into dollar amounts, and is designed to allow investors to compare the estimated costs of each Fund with those of other mutual funds. The example illustrates the costs an investor would incur on an initial investment of $10,000 held for the number of years indicated, assuming the investor reinvests all distributions and earns a hypothetical 5% annual return. Investors should keep in mind that the example is for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

(1) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND BEAR OR REIMBURSE CERTAIN OTHER FUND OPERATING EXPENSES SUCH THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.20%, EXCLUDING SHAREHOLDER SERVICE FEES, BROKERAGE COSTS, TAXES AND CERTAIN OTHER EXPENSES THROUGH JUNE 1, 2000 AND THEREAFTER UNTIL THE INVESTMENT MANAGER HAS GIVEN SIX MONTHS NOTICE OF THE TERMINATION OF SUCH AGREEMENT.


(2) THE DOLLAR AMOUNTS APPEARING ON THE LEFT ASSUME THAT THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DISCUSSED IN FOOTNOTE (1) ABOVE ARE NOT EXTENDED BEYOND JUNE 1, 2000. THE DOLLAR AMOUNTS APPEARING ON THE RIGHT ASSUME THE CONTINUATION OF THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DESCRIBED IN FOOTNOTE (1). ALTHOUGH THE FUND EXPECTS THESE ARRANGEMENTS TO CONTINUE THROUGH THE 3 YEAR PERIOD, THERE CAN BE NO ASSURANCES IN THIS REGARD.


*  Class descriptions begin on page 10.

INVESTOR EXPENSES
CORE LARGE CAP GROWTH FUND


ANNUAL FUND EXPENSES (deducted from the Fund's assets, and               (EXPENSES DEDUCTED FROM FUND ASSETS -- AS A % OF
therefore paid indirectly by all Fund investors)                                        AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*      CLASS II*     CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                  Management Fee(1)                                         0.55           0.55          0.55          0.55
                  Other Expenses
                       Shareholder Service Fee                              0.30           0.20          0.10          0.05
                       Other(1)                                             0.45           0.45          0.45          0.45
                  Total Other Expenses                                      0.75           0.65          0.55          0.50
                  Total Annual Fund Operating Expenses                      1.30           1.20          1.10          1.05
                  Fee Waiver and Expense Reimbursement                      0.65           0.65          0.65          0.65
                  NET ANNUAL FUND EXPENSES                                  0.65           0.55          0.45          0.40


EXAMPLE                 YEARS HELD                                       EXPENSES DEDUCTED FROM FUND ASSETS -- AS A DOLLAR
                                                                                    AMOUNT ON $10,000 INVESTED
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*      CLASSII*      CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                        1                                                 $66            $56           $46           $41
                        3(2)                                           $348/$208      $317/$176     $285/$144     $269/$128



The Example converts the "Net Annual Fund Expenses" shown in the expense table into dollar amounts, and is designed to allow investors to compare the estimated costs of each Fund with those of other mutual funds. The example illustrates the costs an investor would incur on an initial investment of $10,000 held for the number of years indicated, assuming the investor reinvests all distributions and earns a hypothetical 5% annual return. Investors should keep in mind that the example is for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

(1) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND BEAR OR REIMBURSE CERTAIN OTHER FUND OPERATING EXPENSES SUCH THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%, EXCLUDING SHAREHOLDER SERVICE FEES, BROKERAGE COSTS, TAXES AND CERTAIN OTHER EXPENSES THROUGH JUNE 1, 2000 AND THEREAFTER UNTIL THE INVESTMENT MANAGER HAS GIVEN SIX MONTHS NOTICE OF THE TERMINATION OF SUCH AGREEMENT.


(2) THE DOLLAR AMOUNTS APPEARING ON THE LEFT ASSUME THAT THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DISCUSSED IN FOOTNOTE (1) ABOVE ARE NOT EXTENDED BEYOND JUNE 1, 2000. THE DOLLAR AMOUNTS APPEARING ON THE RIGHT ASSUME THE CONTINUATION OF THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DESCRIBED IN FOOTNOTE (1). ALTHOUGH THE FUND EXPECTS THESE ARRANGEMENTS TO CONTINUE THROUGH THE 3 YEAR PERIOD, THERE CAN BE NO ASSURANCES IN THIS REGARD.

*  Class descriptions begin on page 10.

INVESTOR EXPENSES
LARGE CAP GROWTH FUND


ANNUAL FUND EXPENSES (deducted from the Fund's assets, and               (EXPENSES DEDUCTED FROM FUND ASSETS -- AS A % OF
therefore paid indirectly by all Fund investors)                                        AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*      CLASS II*     CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                 Management Fee(1)                                         0.55           0.55          0.55          0.55
                 Other Expenses
                      Shareholder Service Fee                              0.30           0.20          0.10          0.05
                      Other(1)                                             0.45           0.45          0.45          0.45
                 Total Other Expenses                                      0.75           0.65          0.55          0.50
                 Total Annual Fund Operating Expenses                      1.30           1.20          1.10          1.05
                 Fee Waiver and Expense Reimbursement                      0.65           0.65          0.65          0.65
                 NET ANNUAL FUND EXPENSES                                  0.65           0.55          0.45          0.40


EXAMPLE                 YEARS HELD                                       EXPENSES DEDUCTED FROM FUND ASSETS -- AS A DOLLAR
                                                                                    AMOUNT ON $10,000 INVESTED
------------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS I*      CLASS II*     CLASS III*    CLASS IV*
------------------------------------------------------------------------------------------------------------------------------
                        1                                                 $66            $56           $46           $41
                        3(2)                                           $348/$208      $317/$176     $285/$144     $269/$128


The Example converts the "Net Annual Fund Expenses" shown in the expense table into dollar amounts, and is designed to allow investors to compare the estimated costs of each Fund with those of other mutual funds. The example illustrates the costs an investor would incur on an initial investment of $10,000 held for the number of years indicated, assuming the investor reinvests all distributions and earns a hypothetical 5% annual return. Investors should keep in mind that the example is for comparison purposes only. A Fund's actual performance and expenses may be higher or lower.

(1) THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND BEAR OR REIMBURSE CERTAIN OTHER FUND OPERATING EXPENSES SUCH THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%, EXCLUDING SHAREHOLDER SERVICE FEES, BROKERAGE COSTS, TAXES AND CERTAIN OTHER EXPENSES THROUGH JUNE 1, 2000 AND THEREAFTER UNTIL THE INVESTMENT MANAGER HAS GIVEN SIX MONTHS NOTICE OF THE TERMINATION OF SUCH AGREEMENT.


(2) THE DOLLAR AMOUNTS APPEARING ON THE LEFT ASSUME THAT THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DISCUSSED IN FOOTNOTE (1) ABOVE ARE NOT EXTENDED BEYOND JUNE 1, 2000. THE DOLLAR AMOUNTS APPEARING ON THE RIGHT ASSUME THE CONTINUATION OF THE INVESTMENT MANAGER'S FEE WAIVER AND EXPENSE REIMBURSEMENT ARRANGEMENTS DESCRIBED IN FOOTNOTE (1). ALTHOUGH THE FUND EXPECTS THESE ARRANGEMENTS TO CONTINUE THROUGH THE 3 YEAR PERIOD, THERE CAN BE NO ASSURANCES IN THIS REGARD.

*  Class descriptions begin on page 10.

                       INVESTMENT MANAGER

     The Funds' investment manager is State Street Research & Management Company, One Financial Center, Boston, MA 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $54 billion in assets under management (as of March 31, 1999).


     The investment manager is responsible for the Funds' investment and business activities, and receives the management fee from each Fund. The investment manager has contractually agreed to waive management fees and bear or reimburse certain other Fund operating expenses such that Total Annual Fund Operating Expenses do not exceed 0.20% (Fixed Income Funds) and 0.35% (Equity Funds), excluding shareholder service fees, brokerage costs, taxes and certain other expenses through June 1, 2000 and thereafter until the investment manager has given six months notice of the termination of such agreement. The investment manager is a subsidiary of Metropolitan Life Insurance Company.


     The investment manager's Core Fixed Income team is responsible for managing the Core Fixed Income and the Core Plus Fixed Income Funds and making decisions with regard to duration targets, yield curve positioning and weightings of sectors and types of securities. Mark Marinella, a senior member of the Core Fixed Income team, is responsible for implementing the strategy of the team with respect to specific decisions relating to security purchases and sales. A senior vice president, Mr. Marinella joined the investment manager in August 1998. Before joining the investment manager, Mr. Marinella served as a principal and senior portfolio manager at STW Fixed Income Management Ltd., director of fixed income at CS First Boston Corp., and senior portfolio manager at Dewey Square Investors and Massachusetts Financial Services. Mr. Marinella has worked as an investment professional since 1985.


     The investment manager's Large Cap Growth Team has been responsible for the Core Large Cap and Large Cap Funds' day-to-day portfolio management since each Fund's inception in June 1999.

                        CLASSES OF SHARES

SHARE CLASSES

     Each Fund offers four classes of shares: Class I, Class II, Class III and Class IV. The sole economic difference among the classes is the level of shareholder service fee borne by each for shareholder service, reporting and other support. These differences reflect the lower costs of servicing shareholder accounts as a percentage of assets for larger accounts. Class I shares of the Equity Funds may only be purchased by certain institutional investors, such as retirement plans, foundations, endowments, corporations, partnerships, trusts, or similar institutional investors ("Institutional Investors"). Institutional Investors, as well as natural persons with existing advisory relationships with the investment manager ("Private Clients"), may purchase Class I shares of the Fixed Income Funds and Class II, Class III and Class IV shares of all Funds.

     The Funds have entered into a Servicing Agreement with State Street Research & Management Company under which the classes pay the following shareholder service fees, (expressed as an annual percentage of the average daily net assets of each class of shares): Class I shares -- 0.30%, Class II shares -- 0.20%, Class III shares -- 0.10%, and Class IV shares -- 0.05%.

ELIGIBILITY FOR CLASSES -- NEW INVESTORS

     A new investor's eligibility for a particular class of shares of the Funds depends primarily on the investor's aggregate amount invested in all of the Funds (the "Initial Investment"). The Initial Investment must equal the "Minimum Total Investment" shown in the table below to be eligible for a particular class of shares of the Funds. As noted above, only Institutional Investors may purchase Class I shares of the Equity Funds.


     ALL FUNDS      MINIMUM TOTAL
                     INVESTMENT
    -----------------------------
    Class I         $ 1 million
    Class II        $ 5 million
    Class III       $15 million
    Class IV        $25 million
    -----------------------------


ELIGIBILITY AND CONVERSION BETWEEN CLASSES -- EXISTING SHAREHOLDERS

     To be eligible to purchase a particular class of shares of any Fund, an existing shareholder's "Total Investment" must equal the applicable Minimum Total Investment shown in the table above. The Total Investment for a shareholder will be determined by the investment manager on the last business day of each calendar quarter, or on such other dates as the investment manager may select (each a "Measuring Date"). A shareholder's Total Investment will equal the aggregate net asset value of the shareholder's shares of all the Funds as of a particular Measuring Date.

      Depending on a shareholder's Total Investment, the shareholder's shares in any Fund will automatically convert to a different class of shares of that same Fund, as follows:

     - If the shareholder's Total Investment is less than 95% of the Minimum Total Investment for the shareholder's existing class of shares, the shares will convert to the class of shares with the lowest shareholder service fee for which the shareholder is eligible on the Measuring Date. 95% of the Minimum Total Investment for the four classes of shares equals $950,000 (Class I), $4.75 million (Class II), $14.25 million (Class III) and $23.75 million (Class IV). Although not available to Private Clients when making an initial investment in the Equity

          Funds, shares held by current Private Client shareholders may convert to Class I shares as described.


     - If the shareholder's Total Investment is equal to or greater than the Minimum Total Investment for a class of shares with a lower shareholder service fee than that which is borne by the shareholder's existing class, the shares will convert to the class of shares with the lowest shareholder service fee for which the shareholder is eligible on the Measuring Date.

All conversions will occur within 10 business days following the Measuring Date.

              BUYING, EXCHANGING AND SELLING SHARES

GENERAL INFORMATION

     If you have questions regarding how to purchase, exchange or sell Fund shares, contact your State Street Research client service representative. If for any reason you are unable to reach your State Street Research client service representative, please call 1-800-521-6548. Whenever communicating in writing, please address all correspondence to State Street Research Institutional Funds at One Financial Center, Boston, MA 02111.

     TIMING OF REQUESTS. All requests to buy or sell shares received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) will be executed the same day, at the day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

     TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. For your protection, all telephone calls may be recorded. As long as State Street Research takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. A Fund may suspend or eliminate the telephone privilege at any time.

     CONFIRMATIONS. Each Fund will send shareholders written confirmation (including a statement of shares owned) at the time of each transaction.

OPENING AN ACCOUNT

     A State Street Research Institutional Funds account (an "Account") may be opened by calling or writing your State Street Research client service representative to obtain an application.

BUYING SHARES

     The Core Fixed and Core Plus Fixed Funds require initial purchases of shares to be in minimum amounts of $1,000,000 for all investors. The Core Large Cap Growth and Large Cap Growth Funds require initial purchases to be in minimum amounts of $1,000,000 for Institutional Investors and $5,000,000 for Private Clients. For more information about your eligibility for different classes of shares, see the preceding "Classes of Shares" section.

     All orders to purchase shares are subject to acceptance by a Fund. Purchases will be made in full and fractional shares, calculated to three decimal places.

     Investors should call their State Street Research client service representative at 1-800- 521-6548 before attempting to place an order for Fund shares. Investors have the following two options for buying shares:

     CASH PURCHASE OPTION


                               TO OPEN AN ACCOUNT                       TO ADD TO AN ACCOUNT
BY FEDERAL FUNDS WIRE          Call State Street Research to            Call State Street Research
                               obtain an account number and             to obtain a control number.
                               forward your application to              Instruct your bank to wire funds
                               State Street Research                    to:
                               Institutional Funds. Wire funds
                               using the instructions at right.            - State Street Bank and
                                                                             Trust Company, Boston,
                                                                             MA
                                                                           - ABA:  011000028
                                                                           - BNF:  Fund name and
                                                                             share class you want to
                                                                             buy
                                                                           - AC:  99029761
                                                                           - OBI:  your name and your
                                                                             account number
                                                                           - Control:  the number given
                                                                             to you by State Street
                                                                             Research

BY MAIL                        Make your check payable to               Fill out investment instructions
                               "State Street Research                   or indicate the Fund name and
                               Institutional Funds." Forward            account number on your check.
                               the check and your application           Make your check payable to
                               to State Street Research                 "State Street Research
                               Institutional Funds.                     Institutional Funds." Forward
                                                                        the check and instructions to
                                                                        State Street Research
                                                                        Institutional Funds.


     IN-KIND PURCHASE OPTION

     Shares of each Fund may be purchased partly or entirely in exchange for securities, but only subject to the investment manager's determination that the securities to be exchanged are acceptable. In all cases, the investment manager reserves the right to reject any particular investment. Securities accepted by the investment manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" as of the time of the next determination of net asset value. All dividends, interest, subscription or other rights which are accrued or reflected in the market value of accepted securities plus any accrued income at the time of valuation become the property of the relevant Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

     The investment manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the investment manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the relevant Fund's investment restrictions. Investors interested in making in-kind purchases should telephone their State Street Research client service representative or call 1-800-521-6548.

     PAYING FOR SHARES BY WIRE. Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same day wire investment, please notify State Street Research by 12:00 noon eastern time of your intention to wire funds, and make sure your wire arrives prior to the close of trading that day on the New York Stock Exchange (normally 4:00 p.m. eastern time).

EXCHANGING SHARES

      Shareholders of any Institutional Fund may exchange their shares for shares of any other Institutional Fund without payment of any exchange fees. Shareholders interested in exchanging shares of one Fund for shares of a different Fund should contact their State Street Research client service representative or call 1-800-521-6548.

SELLING SHARES

     Shares of each Fund may be redeemed on any day when the New York Stock Exchange is open for regular trading. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone their State Street Research client services representative at least two days prior to submitting a request.

     METHODS FOR SELLING SHARES

BY TELEPHONE          As long as the transaction does not require a written
                      request, you can sell shares by calling State Street
                      Research.

BY MAIL Send a letter of instruction to State Street Research Institutional Funds. Specify the Fund, the account number, the dollar value or number of shares and your desired payment option (see below). Be sure to include all necessary signatures and any additional documents as may be requested by the Fund.

     PAYMENT OPTIONS

BY FEDERAL FUNDS WIRE Check with State Street Research to make sure that a wire redemption privilege, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be wired to your predesignated bank account. Proceeds sent by federal funds wire must total at least $5,000.

BY CHECK              A check will be mailed to the account's address of record.

     IN-KIND REDEMPTION OF SHARES

     With respect to any shareholder, a Fund is only obligated to satisfy redemption requests in cash to the extent of the lesser of 1% of the Fund's total assets or $250,000 in any 90 day period. If the investment manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may satisfy any redemption request in excess of such amount in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the relevant Fund's procedures for valuation described under "Valuation and Other Policies - Calculating Share Price." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions. In-kind redemptions will be transferred and delivered as directed by the investor.

     OTHER INFORMATION ON SELLING SHARES

     Payment on redemption will generally be made as promptly as possible. However, a Fund may delay sending you redemption proceeds for up to seven days after the request for a redemption is received by the Fund in good order, and may under certain circumstances suspend the right of redemption. See "Valuation and Other Policies -- Additional Policies". A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust, must specify, in full, the capacity in which they are acting.

      If you sell shares before the check for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

     Circumstances that Require Written Requests. Please submit instructions in writing when any of the following apply:

     - the name, authorized signatory, mailing address or client bank account has changed within the last 30 days

     - you want the proceeds to go to a name or address not on the account registration

     - you are transferring shares to an account with a different registration

     When opening an account with the Funds, shareholders will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing, together with such documentation as may be requested by the Fund. All redemption proceeds and other distributions will be sent to the account or address of record, unless the Fund is instructed otherwise in writing, together with such documentation as may be requested by the Fund.

     State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

                          DISTRIBUTIONS

     Each Fund distributes its net investment income and net capital gains (collectively "distributions") to shareholders. The Fixed Income Funds declare and pay dividends from net investment income quarterly. Net capital gains, if any, are distributed around the end of a Fixed Income Fund's fiscal year, which is January 31. The Equity Funds typically distribute both their net investment income and net capital gains, if any, around the end of their fiscal year, which is also January 31. To comply with tax regulations, a Fund may also pay an additional capital gains distribution in December.

     A shareholder may have distributions from a Fund reinvested in the Fund or paid in cash. Distributions will be automatically reinvested in the Fund unless other instructions are given to State Street Research. Cash distributions will be mailed out by check or routed directly to the bank account designated by the investor.

                  VALUATION AND OTHER POLICIES

     CALCULATING SHARE PRICE. The Funds calculate their share price every business day at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The share price is a Fund's total assets minus its liabilities divided by the number of existing shares (net asset value, or NAV).

     In calculating its NAV, a Fund uses the last reported sale price or quotation for portfolio securities at the close of regular trading on the New York Stock Exchange that day. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, a Fund may use fair-value estimates instead.

     Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of a Fund's portfolio changes on days when you cannot buy or sell Fund shares.

     ACCOUNTS WITH LOW BALANCES. If the value of a shareholder's account in any Fund falls below $500,000, State Street Research may, if the shareholder's account in that Fund is not increased to at least $1,000,000 within 60 days after notice is mailed to the shareholder, sell the shareholder's shares and mail the proceeds to the shareholder's address of record.

     THE FUNDS' BUSINESS HOURS. The Funds are open the same days as the New York Stock Exchange (generally Monday through Friday). State Street Research client service representatives are available from 9:00 a.m. to 5:00 p.m. eastern time on these days.

     ADDITIONAL POLICIES. Please note that the Funds maintain additional policies and reserve certain rights, including:

     - A Fund may vary its requirements for initial or additional investments, exchanges, and reinvestments.

     - At any time, a Fund may change any of its order acceptance practices, and may suspend the sale of its shares.

     - Each Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or during any other period permitted by the SEC for the protection of investors.

     -    Certificates are not available to be issued for any Fund or class.

                       TAX CONSIDERATIONS

     An investor subject to federal income tax whose investment is not in a tax-deferred or non-taxable account may want to avoid:

     - investing a large amount in a Fund close to the end of the fiscal year or a calendar year (if the Fund makes a capital gains distribution, the investor will receive some of the investor's investment back, as a taxable distribution);

     - selling shares at a loss for tax purposes and investing in a substantially identical investment (such as the same Fund or a similar
          Fund) within 30 days before or after such sale (such a transaction is usually considered a "wash sale," and an investor will not be allowed to claim a tax loss on a wash sale).

     The Funds have been advised by counsel that the conversion of a shareholder's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The shareholder's tax basis in the new class of shares immediately after the conversion should equal the shareholder's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

     TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to meet all other requirements necessary in order for the Fund not to be subject to federal income taxes on the ordinary income and net realized capital gain that it distributes to its shareholders.

     In general, distributions of investment income and short-term capital gains (I.E., gains from assets that the Fund has held for one year or less) will be taxable to shareholders subject to federal income tax as ordinary income. Corporate shareholders may be entitled to a dividends received deduction with respect to certain designated dividends. Capital gain distributions relating to gains from assets held by the Fund for more than one year will be taxable to shareholders subject to federal income tax as long-term capital gain.

     Distributions will be taxable to a shareholder as described above even if they are paid from income earned or gains realized by a Fund prior to the shareholder's investment and thus were included in the price paid by the shareholder for its shares. In addition, distributions by a Fund will be taxable as described above regardless of whether the shareholder receives the distributions in cash or has them reinvested in the Fund. Every year, each Fund will provide each shareholder with information detailing the amount of ordinary income and capital gains distributed to the shareholder for the previous year.

     A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investment in foreign securities or foreign currencies may affect the amount or timing of taxes payable by shareholders.

     The exchange or redemption of shares may produce a gain or loss, and is a taxable event. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of any capital gains distributions with respect to such shares.

     A shareholder's investment in a Fund could be subject to state, local or foreign taxes and could have additional tax consequences. Shareholders should consult their tax advisers regardingthe precise tax consequences of investing in a Fund in light of each shareholder's particular tax situation.

     BACKUP WITHHOLDING. Certain shareholders may be subject to backup withholding at a rate of 31% of distributions and proceeds if incomplete or incorrect taxpayer information has been provided, if the shareholder has underreported dividends or interest income in the past, or if proper certification that the shareholder is not subject to withholding is not provided.

                   OTHER SECURITIES AND RISKS

     The Funds' portfolio securities and investment practices offer certain opportunities and impose various risks. Major investments and risk factors are outlined in the Fund descriptions starting on page 1. Each Fund may also use some or all of the securities and practices that, together with their associated risks, are described below. Because the types of investments a Fund makes may change over time, the types of risks affecting the Fund may change as well.

     ADRS (AMERICAN DEPOSITARY RECEIPTS). The Equity Funds may invest in ADRs, which are U.S. dollar-denominated securities backed by foreign securities deposited in the United States. ADRs are created for trading in U.S. markets, will fluctuate with the value of the underlying security, reflect changes in exchange rates and otherwise involve risks associated with foreign securities.

     ASSET-BACKED SECURITIES. The Fixed Income Funds may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

     CONVERTIBLE SECURITIES. The Equity Funds and the Core Plus Fixed Income Fund may invest in convertible securities, which are fixed income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying equity security.

     DERIVATIVES. All Funds may use derivatives, which are financial instruments whose value derives from another security, an index, an interest rate or a currency. Derivatives include options contracts, futures contracts, swap contracts and other instruments. All Funds may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging a Fund's positions in non-U.S. dollar-denominated securities, including cross-currency hedging between two currencies other than the U.S. dollar. All Funds may also use derivatives for liquidity and for investment purposes (investing for potential income or capital gain).

     While hedging can guard against potential risk, it adds to a Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. In addition, a Fund's use of derivatives may affect the timing and amount of taxes payable by shareholders. With some derivatives, whether used for hedging or investment, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.


     FOREIGN AND NON-U.S. DOLLAR-DOMINATED SECURITIES. All Funds may invest in foreign securities, and all Funds except the Core Fixed Fund may invest in non-U.S. dollar-denominated securities. Both U.S. dollar-denominated and non-U.S. dollar-denominated securities of non- U.S. issuers involve additional risks to those presented by securities of U.S. issuers. They are generally more volatile and less liquid than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. For non-U.S. dollar-denominated securities, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in a Fund's securities or to create net losses. These risks are usually higher for investments in developing and emerging market countries.

     INVESTMENT COMPANIES. When permitted by applicable laws and subject to certain limits and conditions, the Funds may invest in other investment companies managed by the investment manager, thereby gaining exposure to certain types of assets on a more diversified basis than might otherwise be the case.

     NEW SECURITIES. The Fixed Income Funds may invest in newly developed types of securities and related instruments which have characteristics similar to other fixed income investments, are being traded through the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Fund's objective and strategies.

     PAYMENT-IN-KIND (PIK) SECURITIES. The Fixed Income Funds may invest in payment-inkind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

     REPURCHASE AGREEMENTS. All Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     RESTRICTED AND ILLIQUID SECURITIES. All Funds may purchase restricted securities, including Rule 144A securities. All Funds may purchase illiquid securities. Any securities whose resale is restricted or that are thinly traded can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation -- and the valuation of the Fund -- may have a subjective element.

     SECURITIES LENDING. All Funds may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the Fund could lose money.

     STANDARD & POOR'S DEPOSITORY RECEIPTS (SPDRS). The Equity Funds may invest in SPDRs, which represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. SPDRs are subject to the same risks as other types of equity investments. The Equity Funds may also invest in other, similar securities representing portfolios of index-based pooled investments, including investments in foreign countries or regions.

     STRUCTURED SECURITIES. The Fixed Income Funds may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

     WARRANTS. The Fixed Income Funds may invest in warrants and other equity securities attached to high yield bonds and other fixed income securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities, but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

     WHEN-ISSUED SECURITIES. All Funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

     ZERO (OR STEP) COUPONS. The Fixed Income Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to a Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

                  --------------------------------------------

     CHANGES IN POLICIES. Unless otherwise noted, the Funds' policies (including each Fund's Objective) are non-fundamental and may be changed without a shareholder vote.

     DEFENSIVE INVESTING. During unusual market conditions, each Fund may place significant assets in cash or high-quality, short-term debt securities. To the extent that a Fund does this, it may not be pursuing its Objective. A Fund's investment manager may choose to keep the Fund fully or primarily invested in non-cash instruments, irrespective of market conditions.

     MANAGEMENT RISK. Although a Fund may have the flexibility to use some or all of the investment strategies, securities and derivative instruments described in this prospectus and in the SAI, the Fund's investment manager may choose not to use a particular strategy or type of security for a variety of reasons. These choices may cause the Fund to miss opportunities, lose money or not achieve its Objective.


     SECURITIES RATINGS. When securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine credit quality. In cases where a security is rated in conflicting categories by different rating agencies, a Fund may choose to follow the higher rating.

     YEAR 2000. The investment manager does not currently anticipate that computer problems related to the year 2000 will have a material effect on the Funds. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could adversely affect communications systems, investment markets, issuers of securities held by the Funds or the economy in general.

                   For Additional Information

IF YOU HAVE QUESTIONS ABOUT THE FUNDS OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH.

STATE STREET RESEARCH INSTITUTIONAL FUNDS
One Financial Center
Boston, MA  02111
Telephone:  1-800-521-6548

YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE INTERNET AT WWW.SEC.GOV, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-800-SEC-0330) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-6009.

You can find additional information on the Funds' structure and their performance in the STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains further information about the Funds and their investment limitations and policies. It also includes the most recent annual report and the independent accountants' report. A current SAI for these Funds is on file with the Securities and Exchange Commission and is incorporated by reference into (is legally part of) this prospectus.



                            811-9247

                                STATE STREET RESEARCH
                                 INSTITUTIONAL FUNDS

                         STATEMENT OF ADDITIONAL INFORMATION

                                    July 1, 1999

                                  TABLE OF CONTENTS

                                                                                  Page
                                                                                  ----
TRUST HISTORY AND CLASSIFICATION . . . . . . . . . . . . . . . . . . . . . . . . . .2

ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS. . . . . . . . . . . . . . . . . . .2

ADDITIONAL INFORMATION CONCERNING
INVESTMENTS AND RISKS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4

DEBT INSTRUMENTS AND
PERMITTED CASH INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

CLASSES OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28

MANAGEMENT OF THE FUND AND INVESTMENT ADVISORY AND OTHER SERVICES. . . . . . . . . 33

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . 35

SHAREHOLDER ACCOUNTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 35

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37

CERTAIN TAX MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . . . . 44

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT . . . . . . . . . . . . . . . . . . . 47

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48



     The following Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectus of the State Street Research Institutional Funds dated July 1, 1999 (the "Prospectus"), which may be obtained without charge from the offices of State Street Research Institutional Funds (the "Trust"), One Financial Center, Boston, Massachusetts 02111-2690.

                           TRUST HISTORY AND CLASSIFICATION

     State Street Research Institutional Funds (the "Trust") is a Massachusetts business trust organized on March 3, 1999. The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. These shares may be divided into different "series," each of which is a separately managed pool of assets of the Trust that may have a different investment objective and different investment policies from the objective and policies of another series. The Trust's shares are currently divided into four series: the State Street Research Core Fixed Income Fund, the State Street Research Core Plus Fixed Income Fund, the State Street Research Core Large Cap Growth Fund and the State Street Research Large Cap Growth Fund (each a "Fund," and collectively, the "Funds"). The Trustees may, without shareholder approval, create additional series of shares representing additional investment portfolios. Any such series may, without shareholder approval, be divided into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each Fund's shares are currently divided into four classes: Class I, Class II, Class III and Class IV shares.


                   ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

     The Trust has adopted certain investment restrictions with respect to each Fund, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions with respect to each Fund may not be changed by the Trust except by the affirmative vote of a majority of the outstanding voting securities of such Fund. Restrictions that are not fundamental may be changed by a vote of the Trustees of the Trust. With respect to the investment restrictions described below, all percentage limitations on investments apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


     The fundamental and nonfundamental policies of the Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of structures (such as a fund of funds or master-feeder structure) allowing the Fund to invest any or all of its assets in collective investment vehicles or allowing the Fund to serve as such a collective investment vehicle for other funds, to the extent permitted by law and regulatory authorities.


     The Trust's fundamental investment restrictions with respect to each Fund are set forth below. Under these restrictions, it is the Trust's policy with respect to each Fund:

     (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership U.S. Government corporations or sponsored enterprises) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

     (2) not to issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules, regulations or pronouncements thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under industry practices for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

     (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

     (4) not to purchase fee simple interests in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;


     (5) not to invest in physical commodities or physical commodity contracts and not to invest in options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;


     (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt related instruments or interests (and enter into repurchase agreements with respect thereto);

     (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of non-U.S. Government-related issuers principally engaged in any one industry, as described in the Fund's Prospectus or Statement of Additional Information as amended from time to time; and

     (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 331/3% of the value of its total assets (including the proceeds of any such borrowings).

     The following investment restrictions are not fundamental and may be changed with respect to each Fund without shareholder approval. Under these restrictions, it is the Trust's policy with respect to each Fund:

     (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

     (2) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates;

     (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin); and

     (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.


                          ADDITIONAL INFORMATION CONCERNING
                                INVESTMENTS AND RISKS

DERIVATIVES

     To the extent described in the Prospectus, all of the Funds may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by State Street Research & Management Company, the Fund's investment manager (the "Investment Manager"), to aid in achieving a Funds' investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

     All Funds may use derivatives for hedging. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect a Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). This includes the use of currency based derivatives for hedging a Fund's positions in non-U.S. dollar-denominated securities, including cross-currency hedging between two currencies other than the U.S. dollar. See "Currency Transactions." All Funds may also use derivatives for liquidity purposes. All Funds may use derivatives for investment purposes, including non-hedging strategies designed to produce incremental income (such as the option writing strategy described below) or strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which a Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

     FUTURES CONTRACTS

     Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by a Fund to the Trust's custodian for maintenance in a separate account to insure that the Fund can meet its obligations under the futures contract, and to minimize the risk that leverage could cause the Fund's assets to be inadequate to cover its obligations. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. A Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

     OPTIONS

     A Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     The risk of purchasing an option is equal to the premium paid, regardless of how the price of the underlying asset changes. The opportunity for gain or loss from a purchased option is dependent upon increases or decreases in the value of the underlying asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options which a Fund may enter are options on securities indices. A securities index assigns relative values to the securities included in the index. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

     OPTIONS ON FUTURES CONTRACTS

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

     LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

     A Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Funds apply a similar policy to options that are not commodities.

     As noted above, a Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of a Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any
particular futures contract or option at any specific time.   Thus, it may not
be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out their derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. A Fund will enter into an option or futures position only if it appears to be a liquid investment.

SHORT SALES AGAINST THE BOX

     The Core Large Cap Growth and Large Cap Growth Funds (the "Equity Funds") may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversation, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

SWAP ARRANGEMENTS

     All Funds may enter into various forms of swap arrangements with counterparties with respect to, among other things, interest rates, currency rates, indices or specific securities (or baskets of securities identified by, among other things, issuers or credit ratings), including purchase of caps, floors and collars as described below. The Funds, however, do not expect to invest more than 5% of their net assets in such items. In an interest rate swap, a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay a Fund a fixed rate of interest on the notional principal amount. In a currency swap, a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

     A Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, a Fund will designate appropriate liquid assets, including cash or other portfolio securities; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of a Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

     All Funds may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. A Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

REVERSE REPURCHASE AGREEMENTS

     All Funds may enter into reverse repurchase agreements. However, the Fund has no present intention of engaging in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement, the Fund transfers a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

     When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED SECURITIES

     All Funds may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve a Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Trust's custodian will establish a segregated account when a Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by a Fund.

RESTRICTED SECURITIES

     Although all Funds may invest in restricted securities, it is each Funds' policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 50% of the Fund's total assets are invested in restricted securities, provided not more than 15% of the Fund's total assets are invested in illiquid securities.

     Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

OTHER INVESTMENT COMPANIES

     All Funds may invest in securities of other investment companies, such as closed-end management investment companies, hub and spoke (master/feeder) funds, fund of funds, or in pooled accounts or other similar investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear fees and expenses in addition to the fees the Fund pays its service providers.

MORTGAGE-RELATED SECURITIES

     The Core Fixed Income and Core Plus Fixed Income Funds (the "Fixed Income Funds") may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide a Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. Mortgage-related securities may also be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool.

     Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

     In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-backed securities. When prepayments of mortgages occur during periods of declining interest rates, a Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

     In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. There is no assurance that the market for IOs and POs will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

INDEXED SECURITIES

     A Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indicators. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

ASSET-BACKED SECURITIES

     The Fixed Income Funds may invest in asset-backed securities, which are securities that represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the loans or leases and may be supported by letters of credit or similar guarantees of payment by a financial institution.

FOREIGN INVESTMENTS

     All Funds may invest in securities of foreign issuers denominated in U.S. dollars. All Funds except the Core Fixed Income Fund may invest in securities denominated in foreign currencies issued or guaranteed by governments, governmental agencies and similar bodies, and supranational organizations, corporations, financial institutions, trusts, and other entities.

     The Funds invest in foreign securities based on the attractiveness of the issuer, the general economic climate, the interest rate environment, and the relative strength of the U.S. dollar and relevant currency. The securities of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. The securities of foreign corporations are subject to many of the same business, industry and other fundamental variables that affect the creditworthiness of domestic corporations. All foreign securities, both governmental and nongovernmental, are also affected by the inter-relationships of interest rates in the U.S. and abroad and exchange rates among currencies.

     Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currently unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     The Core Fixed Income and Core Plus Fixed Income Funds may also invest in "Yankee" bonds. Yankee bonds are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Yankee bonds are affected by interest rates in the U.S. and by the economic, political and other forces which impact the issuer locally.

     The Funds may invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

     ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

     ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based tradings. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

     The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

     These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The Core Plus Fixed Income Fund, for example, may invest in the securities of issuers in countries with less developed economies.

CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. A Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. A Fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging purposes, including transaction hedging and position hedging, and also cross-hedging (as described in the next paragraph). Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     A Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. In most cases, the effect of cross-hedging is not to eliminate currency risk, but to change exposure from one currency to another.
To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's holdings are exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, a Fund is dependent upon the creditworthiness and good faith of the counterparty. A Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

     Except for the Core Fixed Income Fund, the Funds may invest in securities denominated in multi-national currencies.

SECURITIES LENDING

     All Funds may lend portfolio securities with a value of up to 33 1/3% of its total assets. A Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by a Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of a Fund's outstanding securities. Such loans may be terminated at any time.

     A Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although a Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

SHORT-TERM TRADING

     All Funds may engage in short-term trading of securities and reserve full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. A Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

TEMPORARY DEFENSIVE INVESTMENTS

     A Fund may hold a significant portion of its assets in cash or high-quality debt securities for temporary defensive purposes. A Fund may, but is not required to, adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which a Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Ratings Service ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

INDUSTRY AND SECTOR CLASSIFICATIONS

     In determining how much of a Fund's portfolio is invested in a given industry or sector, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment backed mortgages.

Autos & Transportation
----------------------
Air Transport
Auto Parts
Automobiles
Miscellaneous
Transportation
Railroad Equipment
Railroads
Recreational Vehicles & Boats
Tires & Rubber
Truckers

Consumer Directory
------------------
Advertising Agencies

Casino/Gambling,
Hotel/Motel
Commercial Services
Communication, Media & Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants Retail
Shoes
Textile Apparel
Manufacturers
Toys

Consumer Staples
----------------
Beverages
Drug & Grocery Store
Chains
Foods
Household Products
Tobacco

Financial Services
------------------
Banks & Savings and Loans
Financial Data Processing Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment
Trusts
Rental & Leasing Services:  Commercial
Securities Brokerage &Services

Health Care
-----------
Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

Integrated Oils
---------------
Oil:  Integrated Domestic
Oil:  Integrated International

Materials & Processing
----------------------
Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering & Contracting Serv.
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials & Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Productions
Real Estate & Construction
Steel
Textile Products

Other
-----
Trust Certificates-Government Related
Lending
Asset-backed-Mortgages
Asset-backed-Credit Card Receivables
Asset-backed-Manufacturing & Housing
Asset-backed-Home Equity
Asset-backed-Commercial
Asset-backed-Other
Other Energy
Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment & Services

Producer Durables
Aerospace
Electrical Equipment & Components
Electronics: Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer Durables
Office Furniture & Business Equipment
Pollution Control and Environmental Services
Production Technology Equipment
Telecommunications
Equipment

Technology
Communications Technology
Computer Software
Computer Technology
Electronics
Electronics:  Semi-Conductors/Components
Miscellaneous Technology

Utilities
Miscellaneous Utilities
Utilities:  Cable TV & Radio
Utilities:  Electrical
Utilities: Gas distribution
Utilities:  Telecommunications
Utilities: Water

COMPUTER-RELATED RISKS

     Many mutual funds and other companies that issue securities, as well as government entities upon whom those mutual funds and companies depend, may be adversely affected by so called "Year 2000 issues" involving computer systems (whether their own systems or systems of their service providers) that do not properly process dates beginning with January 1, 2000 and information related to those dates.

       The Investment Manager currently is in the process of reviewing its internal computer systems as they relate to the Funds, as well as the computer systems of those service providers upon which the Funds rely, in order to obtain reasonable assurances that the Funds will not experience a material adverse impact as a result of any Year 2000 issues. The Trust does not currently anticipate that any Year 2000 issues will have a material adverse impact on the Funds' portfolio investments, taken as a whole. There can be no assurances in this area, however, including the possibility that any Year 2000 issues could negatively affect the investment markets or the economy generally.


                                 DEBT INSTRUMENTS AND
                              PERMITTED CASH INVESTMENTS

     The Fixed Income Funds, and in certain circumstances the Equity Funds, in certain circumstances, may invest in debt securities to the extent described in the Prospectus and in other sections of this Statement of Additional Information. Certain debt securities and money market instruments in which the Funds may invest are described below.

MANAGING VOLATILITY- FIXED INCOME FUNDS

     In administering the Core Fixed Income and Core Plus Fixed Income Funds' investments, the Investment Manager generally attempts to maintain volatility within targeted ranges by managing the duration and weighted average maturity of each Fund's bond position.

     Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, a Fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

     The Investment Manager may use several methods to manage the duration of a Fund's bond positions in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the

Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust bond duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's bond position, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

U.S. GOVERNMENT AND RELATED SECURITIES

     U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership U.S. Government corporations or sponsored enterprises as described herein. The U.S. Government securities in which the Funds may invest include, among others:

     - direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

     - obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

     - obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

     U.S. Government securities which a Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, a Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

     U.S. Government securities may be acquired by a Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

     In addition, a Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

     A Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

BANK MONEY INVESTMENTS

     Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. A Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 15% of its total assets in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

CAPITAL SECURITIES

     The Fixed Income Funds may invest in capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company. This structure provides tax advantages to a bank holding company while generally providing investors, such as the Funds, a higher yield than is offered by investing directly in a bank holding company's subordinated debt.

SHORT-TERM CORPORATE DEBT INSTRUMENTS

     Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

LOWER RATED DEBT SECURITIES

     The Core Plus Fund may invest in lower quality debt securities not rated above the BB major rating category by S&P or above the Ba major rating category by Moody's, or above similar levels by other rating agencies, or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risk of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and
(vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" below.

ZERO (OR STEP) COUPON SECURITIES

     The Fixed Income Funds may invest in zero and step coupon securities. Zero (or step) coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus, in the case of a step coupon, any fixed rate interest income. Zero coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The market value of such securities may be more volatile than that of securities which pay interest at regular intervals.

CERTAIN SECURITIES RATINGS

     COMMERCIAL PAPER RATINGS

     Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P, within the "Prime" major rating category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P, by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P, within the "Prime" category by Moody's, within comparable categories of other rating agencies or considered to be of comparable quality by the Investment Manager.

     Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

     The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

     RATING CATEGORIES OF DEBT SECURITIES

     Set forth below is a description of S&P corporate bond and debenture rating categories:

     AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

     AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

     A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

     BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

     Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.

     CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

     C:   The C rating may be used to cover a situation where a bankruptcy petition has been filed, but payments on this obligation are being continued.

     D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

     Set forth below is a description of Moody's corporate bond and debenture rating categories:

     Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

                                  CLASSES OF SHARES

     The Trustees have authorized shares of each Fund to be issued in four classes: Class I, Class II, Class III and Class IV shares. The Trustees may authorize additional classes or terminate existing classes, without shareholder approval, in the future.


     The eligibility requirements for each class of shares are described in detail in the Prospectus. Notwithstanding such eligibility requirements, the Investment Manager and its affiliates may invest in any class of shares of any Fund without regard to any stated minimum investment requirements.


     Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that the classes pay different levels of shareholder service fees. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. Except for those differences between classes of shares described above, in the Funds' Prospectus and otherwise in this Statement of Additional Information, each share of a Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and, when issued, is fully paid and nonassessable by the Fund.

     Shareholder rights granted under the Agreement and Declaration of Trust may be modified by the Trustees, provided, however, that the Agreement and Declaration of Trust may not be amended if such amendment (a) repeals the limitations on personal liability of any shareholder, or repeals the prohibition of assessment upon the shareholders, without the express consent of each shareholder involved or (b) materially adversely modifies any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. Under the Agreement and Declaration of Trust, the Trustees may reorganize, merge or liquidate a Fund without prior shareholder approval and subject to compliance with applicable law. On any matter submitted to the shareholders of a Fund, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof. Except as provided by law, the Trustees may otherwise modify the rights of shareholders at any time.

     Under the Agreement and Declaration of Trust, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of a Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

                                TRUSTEES AND OFFICERS

     The Trustees and principal officers of the Trust, their addresses, and their principal occupations and positions with certain affiliates of the Investment Manager are set forth below.


     *+Peter C. Bennett, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 60. His principal occupation is currently, and during the past five years has been, Executive Vice President, Director and Chief Investment Officer - Equity of State Street Research & Management Company. Mr. Bennett's other principal business affiliation is Director, State Street Research Investment Services, Inc.


     *+Thomas J. Dillman, One Financial Center, Boston, MA 02111 serves as Vice President of the Trust. He is 49. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as research director at Bank of New York.


     *+Catherine Dudley, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. She is 39. Her principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years she has also served as an investment manager at Chancellor Capital Management and Phoenix Investment Counsel.



     *+F. Gardner Jackson, Jr., One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 58. His principal occupation is currently, and during the past five years has been, Senior Vice President of State Street Research & Management Company.



     *+John H. Kallis, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 58. His principal occupation is currently, and during the past five years has been, Senior Vice President of State Street Research & Management Company.



     Robert A. Lawrence, 175 Federal Street, Boston, MA 02110, serves as a Trustee of the Trust. He is 72. He is retired and was formerly a Partner in Saltonstall & Co., a private investment firm.



     *+Gerard P. Maus, One Financial Center, Boston, MA 02111, serves as Treasurer of the Trust. He is 48. His principal occupation is currently, and during the past five years has been, Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer and Director of State Street Research & Management Company. Mr. Maus's other principal business affiliations include Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer and Director of State Street Research Investment Services, Inc.



     *Mark Marinella, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 41. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as a principal and senior portfolio manager at STW Fixed Income Management Ltd. and director of fixed income at CS First Boston Corp.


_________________

* or + see footnotes on page 30

     *+Francis J. McNamara, III, One Financial Center, Boston, MA 02111, serves as Secretary and General Counsel of the Trust. He is 43. His principal occupation is Executive Vice President, General Counsel and Secretary of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company, Senior Vice President of State Street Research Investment Services, Inc. and as Senior Vice President, General Counsel and Assistant Secretary of The Boston Company, Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Executive Vice President, Clerk and General Counsel of State Street Research Investment Services, Inc.


     *James C. Pannell, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 45. His principal occupation is Executive Vice President of State Street Research & Management Company. During the past five years he has also served as Senior Vice President and Vice President of State Street Research & Management Company.



     *+Kim M. Peters, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 46. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he also served as Vice President of State Street Research & Management Company.



     *Jeffrey A. Rawlins, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 37. His principal occupation currently, and during the past five years, has been Senior Vice President of State Street Research & Management Company.



     *+Thomas A. Shively, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 45. His principal occupation is Executive Vice President, Director and Chief Investment Officer - Fixed Income of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company. Mr. Shively's other principal business affiliation is Director of State Street Research Investment Services, Inc.



     James M. Storey, Ten Post Office Square South, Boston, MA 02109, serves as Trustee of the Trust. He is 68. He is retired and was formerly a partner at Dechert, Price & Rhoads (1987-1993).


     *Amy McDermott Swanson, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. She is 41. Her principal occupation is currently, and during the past five years has been, Senior Vice President of State Street Research & Management Company.




_________________


* or + see footnotes on page 30

     *+Ralph F. Verni, One Financial Center, Boston, MA 02111, serves as Chairman of the Board, President, Chief Executive Officer and Trustee of the Trust. He is 56. His principal occupation is currently, and during the past five years has been, Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc. (and until February 1996, prior positions as President and Chief Executive Officer of that Company).





_________________

* or + see footnotes on page 30

     *+James M. Weiss, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 52. His principal occupation is Executive Vice President of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company and as President and Chief Investment Officer of IDS Advisory Group, Inc.




     *+Elizabeth M. Westvold, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. She is 38. Her principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years, she also has served as Vice President and as an analyst for State Street Research & Management Company.



     *+John T. Wilson, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 34. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President for State Street Research & Management Company, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and, from 1995 to 1996, as a Vice President of Phoenix Investment Counsel, Inc.



     *+Kennard P. Woodworth, Jr., One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 60. His principal occupation is currently, and during the past five years has been, Senior Vice President of State Street Research & Management Company.

_________________

* These Trustees and/or officers are or may be deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Trustee/Director and/or officer of one or more of the following investment companies, each of which has an advisory relationship with the Investment Manager or its parent, Metropolitan Life Insurance Company:
     State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Exchange Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, State Street Research Portfolios, Inc. and Metropolitan Series Fund, Inc.


     As of the approximate time of this Statement of Additional Information, the Investment Manager and Metropolitan Life Insurance Company, its indirect parent, were beneficial owners of all or a substantial amount of the outstanding Class I, Class II, Class III, and Class IV shares of each of the Funds, and may be deemed to be in control of the Funds as "control" is defined in the 1940 Act. Such owners may acquire additional shares of the Funds. Although sale of the Funds' shares to other investors will reduce their percentage ownership, so long as 25% of the voting securities of a Fund are so owned, such owners will be presumed to be in control of such Fund.



     As of May 18, 1999, there were 10,000 shares of the Trust outstanding.


     Trustees Compensation:
-----------------------------------------------------------------
                                                   Total
                                                Compensation
                           Aggregate         From Fund and Fund
    Name of              Compensation           Complex Paid
    Trustee              From Trust(a)         to Trustees(b)
-----------------------------------------------------------------
Ralph F. Verni           $    0              $    0
Robert A. Lawrence       $7,500              $7,500
James M. Storey          $7,500              $7,500


____________________

(a) Estimated compensation for the Trust's first fiscal year ended January 31, 2000.


(b) Estimated Compensation from Fund and Fund Complex for the 12 months ended January 31, 2000. The Trust does not provide any pension or retirement benefits for the Trustees.



         MANAGEMENT OF THE FUND AND INVESTMENT ADVISORY AND OTHER SERVICES

     Under the provisions of the Trust's Agreement and Declaration of Trust and the laws of Massachusetts, responsibility for the management and supervision of the Funds rests with the Trustees.

     State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.


     The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Trustees. The Advisory Agreement provides that the Investment Manager will furnish each Fund with an investment program, suitable office space and facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan").

     Metropolitan is a life insurance and financial services company which sells insurance policies, annuity contracts, and retirement and investment products.

     The advisory fee payable monthly by each Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading, at the annual rate of the percentage of the net assets of the Fund set forth below:


               Core Fixed Income Fund        0.40%
               Core Plus Fixed Income Fund   0.40%
               Core Large Cap Growth Fund    0.55%
               Large Cap Growth Fund         0.55%

     Pursuant to a Fee Waiver and Expense Limitation Agreement, the Investment Manager agrees, with respect to the expense limitation applicable to each Fund, to (i) waive a portion of its fee under the Advisory Agreement, (ii) reimburse the Fund or (iii) directly pay expenses, such that the expense limitation for a Fund will not be exceeded. The expense limitations are 0.20% for the Fixed Income Funds and 0.35% for the Equity Funds, and do not include certain commissions, taxes, shareholder servicing fees and other fees and other expenses. The Fee Waiver and Expense Limitation Agreement has an initial term ending June 1, 2000, and will automatically continue in effect thereafter unless terminated following six months written notice by either party.

     The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Under the Code of Ethics of the Investment Manager, investment management personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Such personnel must report their personal securities transactions quarterly and supply broker confirmations of such transactions to the Investment Manager.

     The Trust has entered into a Servicing Agreement with the Investment Manager pursuant to which the Investment Manager provides shareholder and administrative services in respect of the Funds. These services include, among others, informative reporting, client account information maintenance, responding to shareholder inquiries, and certain transaction related administration. As compensation for providing such services, the Investment Manager is paid a monthly fee, computed and accrued daily, at annual rate of each Class' average daily net asset value as follows: Class I - 0.30%, Class II - 0.20%, Class III - 0.10% and Class IV - 0.05%.


                          PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund may be purchased by contacting your State Street Research client service representative or, if you are unable to reach your representative, by calling 1-800-521-6548. The Fund offers four classes of shares which may be purchased at the next determined net asset value per share. General information on how to buy shares of the Fund is set forth in the Prospectus. The following supplements that information.

     PUBLIC OFFERING PRICE. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE on the day the purchase order is received by the Investment Manager, provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading.

     RULE 18f-1 ELECTION. The Funds are committed to paying in cash all requests for redemptions by any shareholder of record of a Fund, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. Although a Fund will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund.

     REORGANIZATIONS. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, a Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

     DISHONORED CHECKS. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.


                                 SHAREHOLDER ACCOUNTS

     General information on shareholder accounts is included in the Fund's Prospectus. The following supplements that information.

     INVOLUNTARY REDEMPTION. Each Fund reserves the right to redeem at its option any shareholder account which falls below $500,000 and remains below $1,000,000 for a period of 60 days after notice is mailed to the applicable shareholder. A Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by a Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record.

     The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors.

     Full and fractional shares of each Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

     ALTERNATIVE MEANS OF CONTACTING THE FUNDS. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the State Street Research client service representative. In that event, however, the shareholder should contact the Service Center at 1-800-521-6548 or otherwise at the Funds' main office at One Financial Center, Boston, Massachusetts 02111-2690.


                                   NET ASSET VALUE

     The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, ordinarily 4 p.m. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading.

     The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

     In determining the values of portfolio assets as provided below, the Trustees may utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.


     In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange as of the close of regular trading on such exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of regular trading on the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System, or other system, are valued at the closing price supplied through such system for that day at the close of regular trading on the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of regular trading on the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies approved by the Trustees. The Trustees also reserve the right to adopt other valuations based on fair value pricing in unusual circumstances when use of other methods as described in part above could otherwise have a material adverse effect on a Fund as a whole.


     The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% a the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.


                                PORTFOLIO TRANSACTIONS

BROKERAGE ALLOCATION

     The Investment Manager's policy is to seek for its clients, including each Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for a Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems used for portfolio analysis and modeling, and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources); portfolio evaluation services, and data relating to the relative performance of accounts.

     In the case of each Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies; this information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

     The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department which uses this information as a consideration to the extent described above in the selection of brokers to execute portfolio transactions.

     Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

     The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

     It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

     In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

     In some instances, certain clients of the Investment Manager request that it place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor those requests to the extent practicable. Clients may condition their requests by requiring the

Investment Manager only to effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. In other cases, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In addition, a disparity may exist among the commissions charged to clients who request the Investment Manager to use particular brokers or dealers, and also between those clients and those who do not make such requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

     When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.


                                 CERTAIN TAX MATTERS

TAXATION OF THE FUNDS--IN GENERAL

     Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Each Fund also intends to meet all requirements necessary to be entitled to the beneficial tax treatment accorded regulated investment companies and their shareholders. Accordingly, each

Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) diversify its holdings so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for each taxable year.

     If a Fund should fail to qualify as a regulated investment company accorded beneficial tax treatment under the Code in any year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year, a Fund must distribute an amount equal to at least the sum of 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and 98% of its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF CERTAIN INVESTMENTS

     ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount. Because a Fund must include original issue discount in income as it accrues, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company accorded beneficial tax treatment under Subchapter M of the Code or to avoid the 4% excise tax described above, and the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security having a maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount in income currently.

     OPTIONS AND FUTURES TRANSACTIONS. Certain of a Fund's investments (including hedging transactions in options, futures and straddles, or other similar transactions) may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and
(iii) characterize both realized and unrealized gain or loss as short-term and long-term gain or loss irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

     INVESTMENTS IN FOREIGN CURRENCIES AND FOREIGN SECURITIES. Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time a Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

     If a Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), ordinary income taxes and interest charges may be imposed on the Fund on

"excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. In certain circumstances, this tax treatment can be avoided by making an election to mark such investments to market annually or to treat the PFIC as a "qualified electing fund." The Funds do not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Funds can avoid doing so.

TAXATION OF SHAREHOLDERS

     Distributions from a Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term capital gain. The Fund's net long-term capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder. Distributions from a Fund will be taxable to a shareholder regardless of whether they are received in cash or reinvested in additional shares.

     Distributions by a Fund result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will receive a return of investment upon distribution which nevertheless will be taxable to them.

     Each of the Funds may be subject to foreign taxes, including foreign income or withholding taxes. Since it is likely that, with respect to each Fund, less than 50% of the value of the Fund's total assets will consist of stock or securities of foreign corporations, shareholders generally will not be entitled to claim a credit or deduction with respect to such foreign taxes.

     If dividends from domestic corporations are earned by a Fund, then a portion of the dividends paid by the Fund may qualify for the 70% deduction for dividends received which is available to corporate shareholders of the Fund. Shareholders will be informed of any portion of the dividends paid by the Fund which qualifies for this deduction. The dividends-received deduction is reduced to the extent the dividends received are treated as debt-financed under the Code, and is eliminated if the stock is held for less than 46 days.

     Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by the shareholders on December 31, if the Fund pays the dividend during January of the following calendar year.

     The sale, exchange or redemption of a Fund's shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares held for more than one year will be taxed as long-term capital gain. If a shareholder sells shares at a loss within six months of purchase, any loss will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of a Fund's shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

     The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to United States withholding at a rate of 30% (or at a lower rate under an applicable treaty) on distributions.

     Shareholders should consult their tax advisers about the application of the provisions of federal tax law described in this Statement of Additional Information in light of their particular tax situations and about the possible applicability of state, local or foreign taxes.


                           CALCULATION OF PERFORMANCE DATA

     From time to time, in advertisements or in communications to shareholders or prospective investors, each Fund may compare the performance of its Class I, Class II, Class III or Class IV shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. A Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Russell 1000 Growth Index, Lehman Brothers Aggregate Bond Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

     The average annual total return ("standard total return") of the Class I, Class II, Class III and Class IV shares of a Fund will be calculated as set forth below. Total return is computed separately for each class of shares of a Fund.

     All calculations of performance data in this section will reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses and Recurring Charges" later in this section.

TOTAL RETURN

     Standard total return will be computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                          n
                                    P(1+T)  = ERV

Where:    P    =    a hypothetical initial payment of $1,000

          T    =    average annual total return

          n    =    number of years

          ERV  =    ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

YIELD

     Yield for each of the Fixed Income Fund's Class I, Class II, Class III and Class IV shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                                       6
                    YIELD = 2[(A-B + 1)  -1]
                               ---
                               cd

Where     a    =    dividends and interest earned during the period

          b    =    expenses accrued for the period (net of voluntary expense
                    reductions by the Investment Manager)

          c    =    the average daily number of shares outstanding during the
                    period that were entitled to receive dividends

          d    =    the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Funds have elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

     All accrued expenses are taken into account as described later herein.

     Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in a Fund's portfolio, portfolio maturity and operating expenses and market conditions.

ACCRUED EXPENSES AND RECURRING CHARGES

     Accrued expenses include all recurring charges that are charged to all shareholder accounts during the length of the performance period. The standard total return results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees.

     In calculating performance, the accrued expenses are reduced by the amount of subsidy, if any, of fees or expenses during the subject period, paid by affiliates. In the absence of such subsidization, the performance of a Fund would have been lower.

NONSTANDARDIZED TOTAL RETURN

     Each Fund may provide the above described standard total return results for Class I, Class II, Class III and Class IV shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of such Fund's operations. In addition, a Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $10,000.

DISTRIBUTION RATES

     A Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by a Fund even though such option income is not considered investment income under generally accepted accounting principles.

     Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.


                     TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's transfer agent and dividend disbursing agent. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.


                                      CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                                    DISTRIBUTOR

     State Street Research Investment Services, Inc. ("SSR Investment Services") serves as principal distributor of the Trust's shares under a Distribution Agreement. Pursuant to the Distribution Agreement, SSR Investment Services agrees to bear the expenses of printing and distributing the Trust's prospectus and any other literature used in connection with the continuous offering of the Trust's shares for sale to the public, and any advertising in connection with such offering. The Trust or SSR Investment Services may terminate the Distribution Agreement on 60 days written notice without penalty.

                               INDEPENDENT ACCOUNTANTS


     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of the Funds.

                               State Street Research Institutional Funds
                                 Statements of Assets and Liabilities
                                              May 18, 1999

                                                  State Street             State Street          State Street         State Street
                                                    Research                Research               Research             Research
                                                   Core Fixed               Core Plus            Core Large Cap         Large Cap
                                                  Income Fund            Fixed Income Fund        Growth Fund          Growth Fund
ASSETS
        Cash                                          $25,000                   $25,000                $25,000            $25,000
        Receivable from Distributor                    26,500                    26,500                 26,500             26,500
        Other Assets                                   17,000                    17,000                 17,000             17,000
                                                     --------                   -------                -------            -------
                                                       68,500                    68,500                 68,500             68,500
LIABILITIES
        Accrued legal fees                             25,000                    25,000                 25,000             25,000
        Accrued registration fees                      17,000                    17,000                 17,000             17,000
        Accrued audit fee                               1,500                     1,500                  1,500              1,500
                                                     --------                   -------                -------            -------
                                                       43,500                    43,500                 43,500             43,500
                                                     --------                   -------                -------            -------
NET ASSETS                                            $25,000                   $25,000                $25,000            $25,000
                                                     --------                   -------                -------            -------
                                                     --------                   -------                -------            -------

NET ASSETS CONSIST OF:
        Shares of beneficial interest
        outstanding (unlimited number
        of shares authorized, no par
        value per share)                              $25,000                   $25,000                $25,000            $25,000
                                                     --------                   -------                -------            -------
                                                     --------                   -------                -------            -------

Net asset value, offering price and
        redemption price per share
        of Class IV shares
        ($25,000 / 2,500 shares)                       $10.00                    $10.00                 $10.00             $10.00
                                                     --------                   -------                -------            -------
                                                     --------                   -------                -------            -------

       The accompanying notes are an integral part of the financial statements.

                          State Street Research Institutional Funds
                                   Statements of Operations
               For the period March 3, 1999 (organization date) to May 18, 1999

                                                  State Street             State Street         State Street          State Street
                                                    Research                 Research              Research             Research
                                                   Core Fixed               Core Plus            Core Large Cap         Large Cap
                                                  Income Fund            Fixed Income Fund        Growth Fund          Growth Fund
EXPENSES
        Legal fees                                     25,000                    25,000                 25,000             25,000
        Audit fee                                       1,500                     1,500                  1,500              1,500
                                                     --------                   -------                -------            -------
                                                       26,500                    26,500                 26,500             26,500
        Expenses borne by the Distributor             (26,500)                  (26,500)               (26,500)           (26,500)
                                                     --------                   -------                -------            -------
        Net investment income                               0                         0                      0                  0
                                                     --------                   -------                -------            -------
                                                     --------                   -------                -------            -------


Note:
     State Street Research Institutional Funds (the "Trust") was organized on March 3, 1999 as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management company and consists of four separate funds: State Street Research Core Fixed Income Fund, State Street Research Core Plus Fixed Income Fund, State Street Research Core Large Cap Growth Fund and State Street Research Large Cap Growth Fund. The Trust intends to enter into an investment advisory agreement with State Street Research & Management Company (the "Investment Manager"), as discussed under "Management of the Fund and Investment Advisory and Other Services" in the prospectus. At May 18, 1999, the Investment Manager owned all of the outstanding shares of each fund.

     Legal and audit fees incurred and to be incurred in connection with organizing the Trust will be paid by the funds and will be reimbursed by the Investment Manager upon commencement of operations. Prepaid registration fees incurred in connection with organizing the Trust will be amortized over a period of twelve months.

                        Report of Independent Accountants

To the Board of Trustees and Shareholder of State Street Research Institutional Funds

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations present fairly, in all material respects, the financial position of State Street Research Core Fixed Income Fund, State Street Research Core Plus Fixed Income Fund, State Street Research Core Large Cap Growth Fund and State Street Research Large Cap Growth Fund (each a series of State Street Research Institutional Funds, hereafter referred to as the "Trust") at May 18, 1999, and the results of each of their operations for the period from March 3, 1999 (organization date) to May 18, 1999 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 18, 1999

                                 PART C
                                 ------

Item 23.  Exhibits
          --------

     (1)  Agreement and Declaration of Trust of the Registrant.(1)

     (2)  Bylaws of the Registrant.(1)

     (3) Please refer to Article 5 of the Registrant's Declaration of Trust, which is hereby incorporated by reference.

     (4) Form of Advisory Agreement between the Registrant, on behalf of each of its Core Fixed Income, Core Plus Fixed Income, Core Large Cap Growth and Large Cap Growth Funds, and State Street Research & Management Company.(1)

     (5) Form of Distribution Agreement between the Registrant and State Street Research Investment Services, Inc.(1)

     (6)  Not applicable.

     (7)  Form of Custodian Agreement.(2)

     (8) (a) Form of Servicing Agreement between the Trust and State Street Research & Management Company;(1)
          (c) Form of Fee Waiver and Expense Limitation Agreement.(1)

     (9) Form of Opinion of Ropes & Gray regarding the Core Fixed Income, Core Plus Fixed Income, Core Large Cap Growth and Large Cap Growth Funds.(2)

     (10) Consent of Independent Accountants.(2)

     (11) None.

     (12) None.

     (13) Not applicable.

     (14) Not applicable

     (15) Form of Rule 18f-3 Plan.(2)

     (16) Not applicable

     (1) Incorporated by reference to the Registrant's initial Registration Statement filed on March 5, 1999.

     (2)  Filed herewith



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
     None.

Item 25.  Indemnification
          ---------------

     Article IV of the Bylaws of the Registrant provides that the Registrant shall indemnify each of its Trustees and officers against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in any such action, suit or proceeding that such trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
State Street Research &      Investment Adviser            Various investment advisory                      Boston, MA
 Management Company                                        clients

Arpiarian, Tanya             None
    Vice President

Bangs, Linda L.              None
    Vice President

Barnwell, Amy F.             Vice President                State Street Research                             Boston, MA
    Vice President                                         Investment Services, Inc.

Beaudry, Matthew F.          Senior Vice President         State Street Research                             Boston, MA
    Senior Vice President                                  Investment Services, Inc.
    (Vice President
     until 4/99)

                                      C-2

                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------

Bennett, Peter C.            Vice President                State Street Research Capital Trust              Boston, MA
    Director and             Vice President                State Street Research Exchange Trust             Boston, MA
    Executive Vice           Vice President                State Street Research Financial Trust            Boston, MA
    President                Vice President                State Street Research Growth Trust               Boston, MA
                             Vice President                State Street Research Master Investment Trust    Boston, MA
                             Vice President                State Street Research Equity Trust               Boston, MA
                             Director                      State Street Research Investment Services, Inc.  Boston, MA
                             Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Portfolios, Inc.           Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             Vice President                State Street Research Institutional Funds        Boston, MA
                             President and Director        Christian Camps & Conferences, Inc.              Boston, MA
                             Director and Chairman         Boston Private Bank & Trust Co.                  Boston, MA
                             of Exec. Comm.
                             Chairman and Trustee          Gordon College                                   Wenham, MA


Bochman, Kathleen            None
    Vice President

Borzilleri, John             Vice President                Montgomery Securities                            San Francisco, CA
    Senior Vice President    (until 6/97)
    (Vice President
    until 4/98)

Bray, Michael J.             None
    Senior Vice President
    (Vice President
    until 4/98)

Brezinski, Karen             None
    Vice President

Brown, Susan H.              None
    Vice President

Buffum, Andrea L.            None
    Vice President

Burbank, John F.             None
    Senior Vice President

Cabrera, Jesus A.            Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Calame, Mara D.              Vice President and            State Street Research Energy, Inc.               Boston, MA
    Vice President and       Assistant Counsel
    Assistant Secretary      Assistant Secretary           State Street Research Institutional Funds        Boston, MA

Canavan, Joseph W.           Assistant Treasurer           State Street Research Equity Trust               Boston, MA
    Senior Vice President    Assistant Treasurer           State Street Research Financial Trust            Boston, MA
    (Vice President          Assistant Treasurer           State Street Research Income Trust               Boston, MA
    until 4/98)              Assistant Treasurer           State Street Research Money Market Trust         Boston, MA
                             Assistant Treasurer           State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant Treasurer           State Street Research Capital Trust              Boston, MA
                             Assistant Treasurer           State Street Research Exchange Trust             Boston, MA
                             Assistant Treasurer           State Street Research Growth Trust               Boston, MA
                             Assistant Treasurer           State Street Research Master Investment Trust    Boston, MA
                             Assistant Treasurer           State Street Research Securities Trust           Boston, MA
                             Assistant Treasurer           State Street Research Portfolios, Inc.           Boston, MA
                             Assistant Treasurer           State Street Research Institutional Funds        Boston, MA

Carstens, Linda C.           Vice President                State Street Research Investment                 Boston, MA
    Vice President                                         Services, Inc.

Clifford, Jr., Paul J.       Vice President                State Street Research Tax-Exempt Trust           Boston, MA
    Senior Vice President
    (Vice President
     until 4/99)

Coleman, Thomas J.           None
    Vice President

Cullen, Terrence J.          Vice President                Keystone-Evergreen                               Boston, MA
    Vice President           and Counsel
    and Counsel, and         (until 2/98)
    Assistant Secretary      Vice President and            State Street Research                            Boston, MA
                              Assistant Clerk               Investment Services, Inc.

D'Vari, Ronald               None
    Senior Vice President
    (Vice President
     until 4/99)

Depp, Maureen G.             Vice President                Wellington Management Company                    Boston, MA
    Vice President           (until 9/97)

DeVeuve, Donald              None
    Vice President

DiFazio, Susan M.W.          Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Dillman, Thomas J.           Vice President                State Street Research Securities Trust           Boston, MA
    Senior Vice President

Drake, Susan W.              None
    Vice President

Dudley, Catherine            Senior Portfolio Manager      Chancellor Capital Management                    Boston, MA
    Senior Vice President    (until 2/98)
                             Vice President                State Street Research                            Boston, MA
                                                           Institutional Funds

Duggan, Peter J.             None
    Senior Vice President

Ebel, Bruce A.               None
    Senior Vice President

Egel, David J.               Vice President                State Street Research                            Boston, MA
    Vice President                                         Investment Services, Inc.

Even, Karen K.               None
    Vice President

Fazo, Steven A.              None
    Vice President

Federoff, Alex G.            None
    Vice President

                                      C-4

                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Fee, Richard E.              Vice President                CIGNA Retirement and Investment Services         Hartford, CT
    Vice President           (until 3/97)
                             Vice President                State Street Research Investment Services, Inc.  Boston, MA

Feliciano, Rosalina          None
    Vice President

Ficco, Bonnie A.             None
    Vice President

Fochtman, Jr., Leo           None
    Vice President

                                                                                                       Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Gardner, Michael D.          None
    Senior Vice President

Geer, Bartlett R.            Vice President                State Street Research Equity Trust               Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA

Giroux, June M.              None
    Vice President

Goodman, Stephanie B.        Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Govoni, Electra              None
    Vice President

Grace, Evan                  None
    Vice President

Granger, Allison             None
    Vice President

Haggerty, Bryan D.           None
    Vice President

Hamilton, Jr., William A.    Treasurer and Director        Ellis Memorial and Eldredge House                Boston, MA
    Senior Vice President    Treasurer and Director        Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                             Treasurer and Director        North Conway Institute                           Boston, MA

Hasson, Ira P.                Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Haverty, Jr., Lawrence J.    Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President

Healy, Laura J.              None
    Vice President

Heineke, George R.           None
    Vice President

Hickman, Joanne              Managing Director             Zurich Investment Management                     Chicago, IL
    Senior Vice President    (until 1/98)
                             Senior Vice President         State Street Research Investment Services, Inc.  Boston, MA

Huang, Jesse C.              None
    Vice President

Jackson, Jr.,                Vice President                State Street Research Equity Trust               Boston, MA
  F. Gardner                 Trustee                       Certain trusts of related and
    Senior Vice President                                  non-related individuals
                             Trustee and Chairman of the   Vincent Memorial Hospital                        Boston, MA
                              Board

Jamieson, Frederick H.       Vice President and
    Senior Vice President      Asst. Treasurer             State Street Research Investment Services, Inc.  Boston, MA
                             Vice President and Asst.
                              Treasurer                    SSRM Holdings, Inc.                              Boston, MA
                             Vice President and            MetLife Securities, Inc.                         New York, NY
                             Controller (until 1/97)

                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Jodka, Richard               Portfolio Manager             Frontier Capital Management                      Boston, MA
    Senior Vice President     (until 1/98)
                             Vice President                State Street Research Capital Trust              Boston, MA

Joseph, Robert I.            None
    Vice President


                                                                                                    Principal business
Name                         Connection                    Organization                             address of organization
-----                        ----------                    ------------                             -----------------------
Kallis, John H.              Vice President                State Street Research Financial Trust            Boston, MA
    Senior Vice President    Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Money Market Trust         Boston, MA
                             Vice President                State Street Research Portfolios, Inc.           Boston, MA
                             (until 11/98)
                             Vice President                State Street Research Tax-Exempt Trust           Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             Trustee                       705 Realty Trust                                 Washington, D.C.
                             Vice President                State Street Research Institutional Funds        Boston, MA

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President

Kern, Stephen                None
    Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust         Boston, MA
    Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust              Boston, MA
    Senior Vice President
    (Vice President
    until 4/98)

Kuhn, Stephen P.             None
    Vice President

Langholm, Knut               Director                      State Street Research                            Luxembourg
    Senior Vice President
    (Vice President
    until 4/99)

Leary, Eileen M.             None
    Vice President

Levanson, David E.           None
    Vice President

Lomasney, Mary T.            Business Analyst              Fidelity Investments                             Boston, MA
    Vice President           (until 6/97)

Marinella, Mark A.           Portfolio Manager             STW Fixed Income Management, Ltd.                Boston, MA
    Senior Vice President    (Until 8/98)
                             Vice President                State Street Research Institutional Funds        Boston, MA

Markel, Gregory S.           None
    Vice President

Maurer, Jacqueline J.        None
    Vice President

McKown, Elizabeth G.         Vice President                State Street Research Investment Services, Inc.  Boston, MA
    Vice President


                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
McNamara, III, Francis J.    Executive Vice President,       State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Clerk and General Counsel
    President, Secretary     Secretary and General Counsel   State Street Research Master Investment Trust   Boston, MA
    and General Counsel      Secretary and General Counsel   State Street Research Capital Trust             Boston, MA
                             Secretary and General Counsel   State Street Research Exchange Trust            Boston, MA
                             Secretary and General Counsel   State Street Research Growth Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Securities Trust          Boston, MA
                             Secretary and General Counsel   State Street Research Equity Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Financial Trust           Boston, MA
                             Secretary and General Counsel   State Street Research Income Trust              Boston, MA
                             Secretary and General Counsel   State Street Research Money Market Trust        Boston, MA
                             Secretary and General Counsel   State Street Research Tax-Exempt Trust          Boston, MA
                             Secretary and General Counsel   State Street Research Portfolios, Inc.          Boston, MA
                             Secretary and General Counsel   SSRM Holdings, Inc.                             Boston, MA
                             Secretary and General Counsel   State Street Research Institutional Funds       Boston, MA

Maus, Gerard P.              Treasurer                       State Street Research Equity Trust              Boston, MA
    Director, Executive      Treasurer                       State Street Research Financial Trust           Boston, MA
    Vice President           Treasurer                       State Street Research Income Trust              Boston, MA
    Treasurer, Chief         Treasurer                       State Street Research Money Market Trust        Boston, MA
    Financial Officer and    Treasurer                       State Street Research Tax-Exempt Trust          Boston, MA
    Chief Administrative     Treasurer                       State Street Research Capital Trust             Boston, MA
    Officer                  Treasurer                       State Street Research Exchange Trust            Boston, MA
                             Treasurer                       State Street Research Growth Trust              Boston, MA
                             Treasurer                       State Street Research Master Investment Trust   Boston, MA
                             Treasurer                       State Street Research Portfolios, Inc.          Boston, MA
                             Treasurer                       State Street Research Securities Trust          Boston, MA
                             Director, Executive Vice        State Street Research Investment Services, Inc. Boston, MA
                              President, Treasurer and
                              Chief Financial Officer
                             Director                        Metric Holdings, Inc.                           San Francisco, CA
                             Director                        Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                             Treasurer and Chief             SSRM Holdings, Inc.                             Boston, MA
                             Financial Officer
                             Treasurer (until 1/97)          MetLife Securities, Inc.                        New York, NY
                             Director                        State Street Research                           Luxembourg
                             Treasurer                       State Street Research Institutional Funds       Boston, MA

Milder, Judith J.            None
    Senior Vice President

Miller, Joan D.              Senior Vice President           State Street Research Investment Services, Inc. Boston, MA
    Senior Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Moore, Jr., Thomas P.
    Senior Vice              Vice President                  State Street Research Capital Trust             Boston, MA
    President                (until 11/96)
                             Vice President                  State Street Research Exchange Trust            Boston, MA
                             (until 2/97)
                             Vice President                  State Street Research Growth Trust              Boston, MA
                             (until 2/97)
                             Vice President                  State Street Research Master Investment Trust   Boston, MA
                             (until 2/97)
                             Vice President                  State Street Research Equity Trust              Boston, MA
                             Director                        Hibernia Savings Bank                           Quincy, MA
                             Governor on the Board           Association for Investment Management           Charlottesville, VA
                               of Governors                  and Research
                             Vice President                  State Street Research Portfolios, Inc.          Boston, MA

Morey, Andrew                None
    Vice President

Mulligan, JoAnne C.          None
    Senior Vice President

Orr, Stephen C.              Member                          Technology Analysts of Boston                   Boston, MA
    Vice President           Member                          Electro-Science Analysts (of NYC)               New York, NY

Paddon, Steven W.            None
    Vice President

Pannell, James C.            Vice President                  State Street Research Institutional Funds       Boston, MA
    Executive Vice President
    (Senior Vice President
     until 4/97)

Peters, Kim M.               Vice President                  State Street Research Securities Trust          Boston, MA
    Senior Vice President    Vice President                  State Street Research Institutional Funds       Boston, MA

Pierce, James D.             None
    Vice President

Poritzky, Dean E.            Portfolio Manager               Fidelity Management                             Boston, MA
    Vice President           (until 4/97)

Pyle, David J.               Analyst                         Oak Value Capital Management                    Durham, NC
    Vice President           (until 4/97)

Ragsdale, E.K. Easton        Vice President                  State Street Research Financial Trust           Boston, MA
    Senior Vice President

Ranson, Clifford             Director of                     NatWest Markets
    Vice President           Special Situations

Rawlins, Jeffrey A.          Vice President                  State Street Research Institutional Funds       Boston, MA
    Senior Vice President

Rice III, Daniel Joseph      Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice President

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Romich, Douglas A.           Assistant Treasurer             State Street Research Equity Trust              Boston, MA
    Senior Vice President    Assistant Treasurer             State Street Research Financial Trust           Boston, MA
    (Vice President          Assistant Treasurer             State Street Research Income Trust              Boston, MA
    until 4/98)              Assistant Treasurer             State Street Research Money Market Trust        Boston, MA
                             Assistant Treasurer             State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant Treasurer             State Street Research Capital Trust             Boston, MA
                             Assistant Treasurer             State Street Research Exchange Trust            Boston, MA
                             Assistant Treasurer             State Street Research Growth Trust              Boston, MA
                             Assistant Treasurer             State Street Research Master Investment Trust   Boston, MA
                             Assistant Treasurer             State Street Research Securities Trust          Boston, MA
                             Assistant Treasurer             State Street Research Portfolios, Inc.          Boston, MA
                             Assistant Treasurer             State Street Research Institutional Funds       Boston, MA

Ryan, Michael J.             Vice President                  Delaware Management                             Philadelphia, PA
    Senior Vice President    (until 1/98)

Sanderson, Derek             Senior Vice President           Freedom Capital Management                      Boston, MA
    Senior Vice President    (until 10/97)

Saperstone, Paul             None
    Vice President

Schrage, Michael             None
    Vice President
Shaver, Jr. C. Troy          President, Chief                State Street Research Investment Services, Inc. Boston, MA
    Executive Vice           Executive Officer and
    President                  Executive Vice President

Shean, William G.            None
    Vice President

Shively, Thomas A.           Vice President                  State Street Research Income Trust              Boston, MA
    Director and             Vice President                  State Street Research Financial Trust           Boston, MA
    Executive Vice           Vice President                  State Street Research Money Market Trust        Boston, MA
    President                Vice President                  State Street Research Tax-Exempt Trust          Boston, MA
                             Director                        State Street Research Investment Services, Inc  Boston, MA
                             Vice President                  State Street Research Securities Trust          Boston, MA
                             Vice President                  State Street Research Portfolios, Inc.          Boston, MA
                             (until 11/98)
                             Vice President                  State Street Research Institutional Funds       Boston, MA

Shoemaker, Richard D.        None
    Senior Vice President

Simi, Susan                  None
    Vice President

Stambaugh, Kenneth           None
    Vice President
    (Assistant Vice
     President until 9/97)

Strelow, Dan R.              None
    Senior Vice President


                                                                                                     Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Stolberg, Thomas             None
    Vice President

Swanson, Amy McDermott       Vice President                  State Street Research Institutional Funds       Boston, MA
    Senior Vice President

Tice, Robin S.               None
    Vice President

Trebino, Anne M.             Vice President                  SSRM Holdings, Inc.                             Boston, MA
    Senior Vice President

Verni, Ralph F.              Chairman, President, Chief      State Street Research Capital Trust             Boston, MA
    Chairman, President,     Executive Officer and Trustee
    Chief Executive          Chairman, President, Chief      State Street Research Exchange Trust            Boston, MA
    Officer and              Executive Officer and Trustee
    Director                 Chairman, President, Chief      State Street Research Growth Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Master Investment Trust   Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Securities Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Equity Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Financial Trust           Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Income Trust              Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Money Market Trust        Boston, MA
                             Executive Officer and Trustee
                             Chairman, President, Chief      State Street Research Portfolios, Inc.          Boston, MA
                             Executive Officer and Director
                             Chairman, President, Chief      State Street Research Tax-Exempt Trust          Boston, MA
                             Executive Officer and Trustee
                             Chairman and Director           State Street Research Investment Services, Inc. Boston, MA
                             (President and Chief Executive
                             Officer until 2/96)
                             Chairman, President,
                             Chief Executive Officer
                             and Trustee                     State Street Research Institutional Funds       Boston, MA

                             Chairman and Director           Metric Holdings, Inc.                           San Francisco, CA
                             Director and Officer            Certain wholly-owned subsidiaries
                                                             of Metric Holdings, Inc.
                             Chairman of the Board           MetLife Securities, Inc.                        New York, NY
                             and Director (until 1/97)
                             President, Chief Executive      SSRM Holdings, Inc.                             Boston, MA
                             Officer and Director
                             Director                        Colgate University                              Hamilton, NY
                             Director                        State Street Research                           Luxembourg
                             Chairman and Director           SSR Realty Advisors, Inc.                       San Francisco, CA

                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Wade, Dudley                 Vice President                  State Street Research Growth Trust              Boston, MA
  Freeman                    Vice President                  State Street Research Master Investment Trust   Boston, MA
    Senior Vice
    President

Wallace, Julie K.            None
    Vice President

Walsh, Dennis J.             None
    Vice President

Walsh, Tucker                None
    Vice President

Watts, Evan D., Jr.          Vice President                  State Street Research Investment Services, Inc. Boston, MA
    Vice President

Weiss, James M.              Vice President                  State Street Research Exchange Trust            Boston, MA
    Executive Vice President Vice President                  State Street Research Financial Trust           Boston, MA
    (Senior Vice President)  Vice President                  State Street Research Growth Trust              Boston, MA
    until 6/98)              Vice President                  State Street Research Securities Trust          Boston, MA
                             Vice President                  State Street Research Capital Trust             Boston, MA
                             Vice President                  State Street Research Equity Trust              Boston, MA
                             Vice President                  State Street Research Income Trust              Boston, MA
                             Vice President                  State Street Research Master Investment Trust   Boston, MA
                             Vice President                  State Street Research Portfolios, Inc.          Boston, MA
                             Vice President                  State Street Research Institutional Funds       Boston, MA

Welch, Timothy               None
    Vice President

Westvold,                    Vice President                  State Street Research Securities Trust          Boston, MA
  Elizabeth McCombs          Vice President                  State Street Research Institutional Funds       Boston, MA
    Senior Vice President

Wilkins, Kevin               Senior Vice President           State Street Research Investment                Boston, MA
    Senior Vice President    (Vice President until 9/98)           Services, Inc.
    (Vice President          Vice President                  Fidelity Investments                            Boston, MA
    until 9/98)              (until 7/97)

Wilson, John T.              Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice President    Vice President                  State Street Research Master Investment Trust   Boston, MA
    (Vice President          Vice President                  State Street Research Institutional Funds       Boston, MA
    until 4/98)


                                                                                                      Principal business
Name                         Connection                      Organization                             address of organization
-----                        ----------                      ------------                             -----------------------
Wing, Darman A.              Senior Vice President and       State Street Research Investment Services, Inc. Boston, MA
    Senior Vice President,   Asst. Clerk
    Assistant Secretary      Assistant Secretary and         State Street Research Capital Trust             Boston, MA
    and Assistant            Assistant General Counsel
    General Counsel          Assistant Secretary and         State Street Research Exchange Trust            Boston, MA
    (Vice President          Assistant General Counsel
    until 4/98)              Assistant Secretary and         State Street Research Growth Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Master Investment Trust   Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Securities Trust          Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Equity Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Financial Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Income Trust              Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Money Market Trust        Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Tax-Exempt Trust          Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         State Street Research Portfolios, Inc.          Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and         SSRM Holdings, Inc.                             Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
    Vice President

Woodworth, Jr., Kennard      Vice President                  State Street Research Exchange Trust            Boston, MA
    Senior Vice              Vice President                  State Street Research Growth Trust              Boston, MA
    President                Vice President                  State Street Research Securities Trust          Boston, MA
                             Vice President                  State Street Research Institutional Funds       Boston, MA

Wu, Norman N.                Partner                         Atlantic-Acton Realty                           Framingham, MA
    Senior Vice President    Director                        Bond Analysts Society of Boston                 Boston, MA

Zuger, Peter A.              Vice President                  State Street Research Equity Trust              Boston, MA
    Senior Vice              Portfolio Manager               American Century
    President                (until 9/98)                    Investment Management

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc., Registrant's principal underwriter, also acts as principal underwriter for State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust, and State Street Research Portfolios, Inc.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

    (1)                              (2)                           (3)
Name And Principal                Positions and                  Positions and
Business Address                  Offices with                   Offices with
                                  Underwriter                    Registrant
Ralph F. Verni                Chairman of the Board         Chairman of the Board,
One Financial Center          and Director                  President, Chief Executive
Boston, MA 02111                                            Officer and Director

Peter C. Bennett              Director                      Vice President
One Financial Center
Boston, MA 02111

Gerard P. Maus                Executive Vice President,     Treasurer
One Financial Center          Treasurer, Chief Financial
Boston, MA 02111              Officer, Chief Administrative
                              Officer and Director

Thomas A. Shively             Director                      Vice President
One Financial Center
Boston, MA 02111

C. Troy Shaver, Jr.           President, Chief              None
One Financial Center          Executive Officer and
Boston, MA 02111              Executive Vice President

Francis J. McNamara, III      Executive Vice President,     Secretary and General
One Financial Center          General Counsel and           Counsel
Boston, MA 02111              Clerk

Matthew F. Beaudry            Senior Vice President         None
One Financial Center
Boston, MA 02111

Peter Borghi                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Paul V. Daly                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Susan M.W. DiFazio            Senior Vice President         None
One Financial Center
Boston, MA 02111

Joanne Hickman                Senior Vice President         None
One Financial Center
Boston, MA 02111

Russell A. LaBrasea           Senior Vice President         None
One Financial Center
Boston, MA 02111

Joan D. Miller                Senior Vice President         None
One Financial Center
Boston, MA 02111

Kevin Wilkins                 Senior Vice President         None
One Financial Center
Boston, MA 02111

Darman A. Wing                Senior Vice President,        None
One Financial Center          Assistant General Counsel
Boston, MA 02111              and Assistant Clerk

Amy F. Barnwell               Vice President                None
One Financial Center
Boston, MA 02111

Linda C. Carstens             Vice President                None
One Financial Center
Boston, MA 02111

Terrence J. Cullen            Vice President,               None
One Financial Center          Counsel and
Boston, MA  02111             Assistant Clerk

David J. Egel                 Vice President                None
One Financial Center
Boston, MA  02111

Richard E. Fee                Vice President                None
One Financial Center
Boston, MA  02111

Stuart Fromm                  Vice President                None
One Financial Center
Boston, MA  02111

Stephanie B. Goodman          Vice President                None
One Financial Center
Boston, MA  02111

Ira P. Hasson                 Vice President                None
One Financial Center
Boston, MA  02111

Frederick H. Jamieson         Vice President and            None
One Financial Center          Assistant Treasurer
Boston, MA 02111

M. Katharine Kasper           Vice President                None
One Financial Center
Boston, MA  02111

Elizabeth G. McKown           Vice President                None
One Financial Center
Boston, MA 02111

Amy L. Simmons                Vice President                None
One Financial Center
Boston, MA 02111

Evan D. Watts, Jr.            Vice President                None
One Financial Center
Boston, MA  02111

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

     Gerard P. Maus, State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02211.

Item 29.  Management Services
          -------------------

     Not applicable.

Item 30.  Undertakings
          ------------

     The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              *********************

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of State Street Research Institutional Funds (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 2nd day of June, 1999.


                                        STATE STREET RESEARCH
                                          INSTITUTIONAL FUNDS


                                        By:    /s/ Ralph F. Verni
                                               ---------------------------------
                                               Name:  Ralph F. Verni
                                               Title: President


     Pursuant to the requirements of the Securities Act, this registration statement has been signed on the above date by the following persons in the capacities indicated.


     Signature                          Title
     ---------                          -----

/s/ Ralph F. Verni                      Sole Trustee, Chairman of the Board,
-------------------------------           President and Chief Executive Officer
Ralph F. Verni


/s/ Gerard P. Maus                      Treasurer (Principal Financial and
-------------------------------           Accounting Officer)
Gerard P. Maus

                                  Exhibit Index
                                  -------------

(7)   Form of Custodian Agreement

(9)   Form of Opinion of Ropes & Gray

(10)  Consent of Independent Accountants

(15)  Form of Rule 18f-3 Plan